ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 95.2%

CONSUMER DISCRETIONARY 14.1%
Auto Components 0.9%
Aftermarket Technology (1)	2,300	73
American Axle & Manufacturing Holdings	5,830	147
Amerigon (1)(2)	8,500	147
ArvinMeritor (2)	10,055	169
BorgWarner	6,870	629
Cooper Tire & Rubber	6,700	163
Drew Industries (1)(2)	2,300	94
Fuel Systems Solutions (1)(2)	3,100	55
Gentex (2)	15,860	340
Lear (1)	10,050	323
Modine Manufacturing	4,000	106
Noble International (2)	2,800	60
Raser Technologies (1)(2)	18,400	237
Sauer-Danfoss (2)	5,350	143
Shiloh Industries	8,700	92
Standard Motor Products	3,750	35
Stoneridge (1)	3,000	31
Superior Industries International (2)	2,100	46
Tenneco (1)	5,850	181
TRW (1)	7,610	241
Visteon (1)(2)	17,200	89
WABCO Holdings	7,000	327
		3,728
Automobiles 0.1%
Coachmen Industries (2)	4,700	32
Fleetwood (1)(2)	12,903	110
Monaco Coach	4,250	60
Thor Industries (2)	4,300	193
Winnebago (2)	4,120	98
		493
Distributors 0.1%
Audiovox, Class A (1)(2)	3,864	40
Building Material Holding (2)	4,500	48
Handleman (2)	2,300	7
Keystone Automotive (1)(2)	1,950	93
LKQ Corporation (1)(2)	6,200	216
Source Interlink Companies (1)(2)	7,700	27
		431
Diversified Consumer Services 0.9%
Bright Horizons Family Solutions (1)	3,020	129
Career Education (1)	11,991	336
Carriage Services (1)(2)	13,600	111
Coinstar (1)	3,150	101
Corinthian Colleges (1)(2)	11,867	189
DeVry	7,300	270
Investools (1)(2)	7,300	88
ITT Educational Services (1)	3,940	480
Jackson Hewitt Tax Service (2)	3,600	101
Matthews International, Class A	3,000	131
Prepaid Legal Services (1)	1,400	78
Regis	4,400	140
Service Corporation International	34,731	448
Sotheby's (2)	6,713	321
Stewart Enterprises, Class A (2)	13,160	100
Strayer Education	1,250	211
The Princeton Review (1)	7,600	61
Universal Technical Institute (1)(2)	3,800	68
Weight Watchers (2)	8,300	478
		3,841
Hotels, Restaurants & Leisure 3.0%
Ameristar Casinos (2)	6,700	188
Applebee's	8,075	201
Bally Technologies (1)(2)	5,450	193
BJ's Restaurants (1)(2)	4,033	85
Bluegreen (1)(2)	3,700	29
Bob Evans Farms (2)	5,200	157
Boyd Gaming	7,769	333
Brinker	12,779	351
BUCA (1)(2)	6,800	13
Burger King Holdings	10,500	268
California Pizza Kitchen (1)	2,850	50
CBRL Group (2)	2,900	118
CEC Entertainment (1)	2,492	67
Champps Entertainment (1)	3,700	20
Chipotle Mexican Grill (1)(2)	3,400	402
Choice Hotels International	6,900	260
Churchill Downs	1,800	90
CKR Restaurants (2)	7,650	124
Diamondhead Casino (1)(2)	10,500	30
Domino's Pizza	6,364	106
Dover Downs Gaming and Entertainment (2)	5,367	56
Dover Motorsports (2)	3,163	20
Empire Resorts (1)(2)	6,050	30
Famous Dave's of America (1)	4,400	72
Frisch's Restaurants	2,300	67
Gaming Partners International (2)	5,800	54
Gaylord Entertainment (1)	4,800	255
IHOP (2)	2,100	133
International Speedway, Class A	4,675	214
Isle of Capris Casinos (1)(2)	3,480	68
Jack In The Box (1)	3,600	233
Landry's Restaurants (2)	1,900	50
Las Vegas Sands (1)(2)	12,348	1,647
Life Time Fitness (1)(2)	3,200	196
Marcus (2)	3,950	76
MGM Mirage (1)	14,324	1,281
MTR Gaming Group (1)(2)	3,600	34
Multimedia Games (1)(2)	4,800	41
O'Charley's (2)	6,900	105
P.F. Chang's China Bistro (1)(2)	3,640	108
Panera Bread, Class A (1)(2)	3,900	159
Papa John's International (1)	2,920	71
Peet's Coffee & Tea (1)(2)	3,900	109
Penn National Gaming (1)	8,700	513
Pinnacle Entertainment (1)	7,300	199
Rare Hospitality International (1)(2)	3,000	114
Red Robin Gourmet Burgers (1)(2)	1,450	62
Royal Caribbean Cruises	11,521	450
Ruby Tuesday (2)	5,700	105
Scientific Games, Class A (1)(2)	8,930	336
Six Flags (1)(2)	19,050	66
Sonic (1)(2)	6,250	146
Speedway Motorsports (2)	2,620	97
Station Casinos (2)	5,320	465
Steak 'N Shake (1)(2)	2,400	36
Texas Roadhouse, Class A (1)(2)	8,900	104
The Cheesecake Factory (1)(2)	9,940	233
Triarc, Class B	10,040	126
Vail Resorts (1)(2)	3,600	224
WMS Industries (1)(2)	4,695	155
Wynn Resorts (2)	6,545	1,031
		12,626
Household Durables 1.0%
American Greetings, Class A	4,350	115
Avatar Holdings (1)(2)	1,200	60
Beazer Homes (2)	8,070	67
Blyth	3,750	77
Brookfield Homes (2)	2,232	41
Champion Enterprises (1)(2)	13,609	149
CSS Industries (2)	1,900	68
Ethan Allen Interiors (2)	3,100	101
Furniture Brands International (2)	7,530	76
Hovnanian Enterprises (1)(2)	5,930	66
iRobot (1)(2)	5,900	117
Jarden (1)(2)	7,113	220
Kimball International, Class B (2)	4,690	53
La-Z-Boy (2)	8,150	60
Lenox Group (1)(2)	8,645	42
Levitt, Class A (2)	9,712	20
Levitt, Rights, 10/5/07 (1)(2)	48,962	17
Libbey	3,700	65
M/I Homes (2)	2,970	41
MDC Holdings	4,291	176
Mohawk Industries (1)(2)	6,354	517
National Presto Industries (2)	800	42
NVR (1)(2)	853	401
Orleans Homebuilders (2)	7,200	42
Palm Harbor Homes (1)(2)	8,300	104
Russ Berrie and Company (1)(2)	3,700	62
Ryland Group (2)	5,546	119
Sealy (2)	8,100	114
Skyline	2,300	69
Standard Pacific (2)	10,100	55
Stanley Furniture (2)	1,200	20
Tempur-Pedic (2)	8,350	299
Toll Brothers (1)(2)	15,620	312
Tupperware Brands	5,920	186
Universal Electronics (1)	2,500	81
WCI Communities (1)(2)	6,400	38
		4,092
Internet & Catalog Retail 0.5%
1-800-Flowers.com (1)(2)	9,568	111
Audible (1)(2)	9,200	120
Blue Nile (1)(2)	1,400	132
Celebrate Express	3,300	31
Drugstore.com (1)(2)	9,350	30
Expedia (1)	22,029	702
GSI Commerce (1)(2)	6,500	173
Hollywood Media (1)(2)	4,500	16
Netflix (1)(2)	7,800	162
NutriSystem (1)(2)	4,400	206
Overstock.com (1)(2)	3,700	106
priceline.com (1)	4,500	399
ValueVision Media (1)(2)	4,420	33
		2,221
Leisure Equipment & Products 0.3%
Arctic Cat (2)	2,937	48
Callaway Golf	8,350	134
JAKKS Pacific (1)(2)	3,200	86
Johnson Outdoors, Class A	3,000	65
Marine Products (2)	7,100	60
MarineMax (1)(2)	2,560	37
Nautilus (2)	3,637	29
Oakley	5,800	168
Polaris Industries (2)	3,370	147
Pool (2)	5,177	129
RC2 Corporation (1)	2,200	61
Steinway Musical Instruments (2)	1,300	39
Sturm, Ruger & Company (1)(2)	2,500	45
		1,048
Media 3.2%
4Kids Entertainment (1)(2)	7,450	131
Alloy (1)	3,525	33
Arbitron	3,720	169
Beasley Broadcast Group, Class A (2)	6,100	46
Belo, Class A	7,380	128
Cablevision Systems, Class A (1)	27,759	970
Catalina Marketing (1)(2)	4,500	146
Clear Channel Outdoor, Class A (1)(2)	4,100	104
Courier (2)	2,400	84
Cox Radio, Class A (1)(2)	6,650	87
Cumulus Media, Class A (1)(2)	7,505	77
Discovery Holding, Series A (1)	31,071	896
DreamWorks Animation, Class A (1)	3,700	124
EchoStar Communications, Class A (1)	23,520	1,101
Emmis Communications (2)	7,260	36
Entercom Communications (2)	3,450	67
Entravision Communications, Class A (1)	11,744	108
Fisher Communications (1)	2,750	137
Getty Images (1)(2)	6,700	186
Harris Interactive (1)(2)	7,100	31
Harte-Hanks	5,450	107
Hearst-Argyle Television	5,591	145
Idearc (2)	16,200	510
Interactive Data	9,100	257
John Wiley & Sons	4,070	183
Journal Communications, Class A	6,900	65
Lamar Advertising (2)	8,392	411
Lee Enterprises (2)	4,250	66
Liberty Global (1)	48,434	1,987
LIN TV, Class A (1)	5,040	65
Live Nation (1)	7,900	168
LodgeNet Entertainment (1)(2)	3,100	79
Martha Stewart Living, Class A (1)(2)	5,919	69
Marvel Entertainment (1)(2)	8,814	207
McClatchy (2)	3,800	76
Media General, Class A	2,050	56
Mediacom Communications (1)(2)	13,000	92
Morningstar (1)	4,300	264
Navarre (1)(2)	3,150	12
Nexstar Broadcasting (1)	13,900	146
Playboy Enterprises, Class B (1)(2)	5,100	55
R.H. Donnelley (1)	7,709	432
Regal Entertainment Group, Class A (2)	10,390	228
Regent Communications (1)	6,450	17
Rentrak (1)	7,200	99
Salem Communications, Class A	7,850	63
Scholastic (1)	2,620	91
Sinclair Broadcasting, Class A (2)	11,210	135
Sirius Satellite Radio (1)(2)	173,010	604
Spanish Broadcasting, Class A (1)(2)	7,850	20
Time Warner Cable, Class A (1)	12,000	394
TiVo (1)(2)	15,200	96
Valassis Communications (1)(2)	6,400	57
Virgin Media, Warrants, 1/13/11 (1)	3	—
Washington Post, Class B	745	598
World Wrestling Entertainment	9,300	140
XM Satellite Radio Holdings, Class A (1)(2)	37,977	538
		13,193
Multiline Retail 0.2%
99 Cents Only Stores (1)(2)	6,665	68
Bon-Ton Stores (2)	2,500	57
Dollar Tree Stores (1)	11,504	466
Fred's (2)	5,915	62
Retail Ventures (1)(2)	6,800	71
Saks (2)	14,675	252
Tuesday Morning (2)	3,900	35
		1,011
Specialty Retail 2.9%
A.C. Moore Arts & Crafts (1)(2)	2,660	42
Aaron Rents	4,390	98
Advance Auto Parts	13,385	449
Aeropostale (1)	8,707	166
American Eagle Outfitters	20,780	547
Ann Taylor Stores (1)	8,675	275
Asbury Automotive Group	4,140	82
Barnes & Noble	5,884	207
Big 5 Sporting Goods	2,600	49
Blockbuster, Class A (1)(2)	22,807	122
Borders Group (2)	7,600	101
Brown Shoe	5,130	100
Buckle	3,675	139
Build-A-Bear Workshop (1)(2)	2,700	48
Cabela's, Class A (1)(2)	5,741	136
CarMax (1)	24,428	497
Cato Corporation, Class A	3,350	68
Charlotte Russe Holding (1)	3,900	57
Charming Shoppes (1)(2)	12,520	105
Chico's (1)	21,300	299
Christopher & Banks (2)	4,692	57
Coldwater Creek (1)(2)	9,164	100
Collective Brands (1)(2)	6,915	153
Cost Plus (1)(2)	8,700	35
CSK Auto (1)(2)	3,800	40
Deb Shops	1,950	52
Dick's Sporting Goods (1)(2)	4,800	322
Dress Barn (1)(2)	4,800	82
DSW, Class A (1)(2)	3,900	98
E COM Ventures (1)(2)	1,600	39
Foot Locker	15,417	236
FranklinCovey (1)(2)	4,100	31
GameStop, Class A (1)	17,972	1,013
Gander Mountain (1)(2)	3,100	17
Genesco (1)(2)	1,700	78
Group One Automotive (2)	3,000	101
Guess ? (2)	8,720	428
Guitar Center (1)(2)	3,210	190
Gymboree (1)	3,520	124
Haverty Furniture (2)	2,150	19
Hibbett Sports (1)(2)	2,718	67
Hot Topic (1)	7,600	57
J. Crew Group (1)	5,600	232
Jo-Ann Stores (1)(2)	3,960	84
Jos. A. Bank Clothiers (1)(2)	1,937	65
Lithia Motors, Class A (2)	1,700	29
Men's Wearhouse	5,250	265
MIDAS (1)	1,500	28
Monro Muffler Brake & Service	1,800	61
New York & Company (1)(2)	6,900	42
O'Reilly Automotive (1)(2)	12,900	431
Pacific Sunwear (1)(2)	8,125	120
Penske Auto	7,016	142
Pep Boys (2)	6,170	87
PetSmart	14,820	473
Pomeroy IT Solutions (1)	5,100	41
Rent-A-Center (1)(2)	7,200	131
Restoration Hardware (1)(2)	6,200	20
Rex Stores (1)	1,650	32
Ross Stores	16,702	428
Sally Beauty Supply (1)(2)	12,000	101
Select Comfort (1)(2)	6,850	96
Sharper Image (1)(2)	3,770	16
Shoe Carnival (1)	1,400	22
Sonic Automotive	2,820	68
Stage Stores (2)	3,870	71
Stein Mart (2)	4,730	36
Syms (2)	2,800	42
Talbots (2)	3,650	66
The Children's Place (1)(2)	3,550	86
The Finish Line, Class A	8,640	38
Trans World Entertainment (1)(2)	5,050	23
Travel Centers of America (1)	4,155	135
TSC (1)(2)	4,110	189
Tween Brands (1)(2)	3,320	109
Tweeter Home Entertainment Group (1)	4,200	—
United Retail Group (1)(2)	2,800	38
Urban Outfitters (1)	14,682	320
West Marine (1)(2)	2,900	33
Wet Seal, Class A (1)(2)	12,275	48
Williams-Sonoma (2)	13,900	453
Zale (1)(2)	5,900	137
Zumiez (1)(2)	3,800	169
		11,933
Textiles, Apparel & Luxury Goods 1.0%
Carters (1)(2)	7,000	140
Charles & Colvard (2)	7,768	31
Cherokee (2)	2,000	77
Columbia Sportswear (2)	2,681	148
Crocs (1)(2)	8,900	598
Deckers Outdoor (1)	2,000	220
Fossil (1)	5,237	196
Hanesbrands (1)	11,200	314
Iconix Brand Group (1)	6,649	158
K-Swiss, Class A (2)	3,100	71
Kellwood (2)	2,050	35
Kenneth Cole Productions (2)	2,950	57
Lakeland Industries (1)	6,780	81
Movado Group	3,500	112
Oxford Industries	1,470	53
Phillips-Van Heusen	6,800	357
Quiksilver (1)(2)	14,700	210
Skechers U.S.A., Class A (1)	3,600	80
Steven Madden (2)	2,800	53
Superior Uniform Group	11,400	140
Tandy Brands (2)	7,700	80
Timberland, Class A (1)	6,200	118
Under Armour (1)(2)	4,300	257
Unifi (1)(2)	6,200	17
UniFirst	1,700	64
Volcom (1)(2)	2,100	89
Warnaco Group (1)	5,100	199
Weyco Group (2)	2,600	82
Wolverine World Wide	5,150	141
		4,178

Total Consumer Discretionary		58,795

CONSUMER STAPLES 2.9%
Beverages 0.3%
Central European Distribution (1)(2)	4,100	196
Coca-Cola Bottling	1,850	112
Hansen Natural (1)(2)	9,200	522
MGP Ingredients (2)	4,200	43
National Beverage (2)	6,048	51
PepsiAmericas	10,399	337
Willamette Valley Vineyards (1)(2)	6,730	46
		1,307
Food & Staples Retailing 0.5%
Arden Group, Class A (2)	800	112
BJ's Wholesale Club (1)	7,600	252
Casey's General Stores	5,600	155
Great Atlantic & Pacific Tea (1)(2)	4,200	128
Longs Drug Stores	2,600	129
Nash Finch (2)	2,600	104
Pantry (1)(2)	2,800	72
Pathmark Stores (1)	6,700	85
Performance Food Group (1)	3,403	102
PriceSmart (2)	4,100	97
Rite Aid (1)(2)	85,650	396
Ruddick (2)	5,700	191
Topps	9,050	88
United Natural Foods (1)(2)	5,200	141
Weis Markets	4,150	177
Winn-Dixie Stores (1)(2)	3,100	58
		2,287
Food Products 1.4%
Alico (2)	2,000	87
Bunge Limited (2)	14,202	1,526
Chiquita (1)(2)	8,319	132
Corn Products International	7,400	339
Cuisine Solutions (1)	4,500	27
Del Monte Foods	20,401	214
Farmer Brothers (2)	5,400	134
Flowers Foods	7,560	165
Green Mountain Coffee Roasters (1)(2)	3,300	110
Hain Celestial Group (1)(2)	3,700	119
Hormel Foods	12,819	459
J & J Snack Foods	3,040	106
J.M. Smucker	8,129	434
Lancaster Colony	3,100	118
Lance	4,710	108
Lifeway Foods (1)(2)	5,600	94
Maui Land & Pineapple (1)(2)	1,600	49
Pilgrim's Pride	5,515	192
Ralcorp Holdings (1)	2,670	149
Rocky Mountain Chocolate Factory	3,884	67
Sanderson Farms (2)	2,040	85
Seaboard	119	233
Smithfield Foods (1)	13,689	431
Tootsie Roll Industries (2)	4,892	130
Treehouse Foods (1)	3,943	107
Zapata Corporation (1)	6,300	45
		5,660
Household Products 0.3%
Central Garden & Pet (1)(2)	3,850	34
Central Garden & Pet, Class A (1)(2)	7,100	64
Church & Dwight	5,225	246
Energizer (1)(2)	6,650	737
Oil-Dri	6,950	128
WD-40	1,850	63
		1,272
Personal Products 0.3%
Alberto Culver	4,900	121
Bare Escentuals (1)(2)	7,900	197
Chattem (1)(2)	1,800	127
Elizabeth Arden (1)(2)	4,250	115
Inter Parfums (2)	2,700	64
Mannatech (2)	3,800	31
NBTY (1)	6,660	270
Nu Skin Enterprises, Class A	6,000	97
Playtex Products (1)	7,620	139
Prestige Brands (1)	5,300	58
Reliv International (2)	4,700	47
USANA Health Sciences (1)(2)	2,650	116
		1,382
Tobacco 0.1%
Alliance One International (1)	13,934	91
Star Scientific (1)(2)	6,900	7
Universal Corporation (2)	2,240	110
Vector Group (2)	7,357	165
		373

Total Consumer Staples		12,281

ENERGY 7.8%
Energy Equipment & Services 3.4%
Atwood Oceanics (1)	3,000	230
Basic Energy Services (1)(2)	3,400	71
Bristow Group (1)(2)	2,080	91
Cameron International (1)	12,540	1,157
Carbo Ceramics (2)	2,875	146
Complete Production Services (1)	6,200	127
Dawson Geophysical (1)(2)	2,300	178
Diamond Offshore Drilling (2)	9,700	1,099
Dresser-Rand Group (1)	7,400	316
Dril-Quip (1)	4,400	217
Englobal (1)	8,000	91
Exterran Holdings (1)(2)	7,847	630
FMC Technologies (1)	15,300	882
Global Industries (1)	11,270	290
GlobalSantaFe	26,239	1,995
Grant Prideco (1)	14,677	800
Grey Wolf (1)(2)	22,200	145
Gulf Island Fabrication	3,800	146
Gulfmark Offshore (1)(2)	3,300	161
Helmerich & Payne	12,020	395
Hercules Offshore (1)	9,731	254
Horizon Offshore (1)	5,800	96
ION Geophysical (1)(2)	11,200	155
Matrix Service (1)	5,800	121
NATCO Group, Class A (1)	3,100	160
Newpark Resources (1)(2)	15,100	81
Oceaneering International (1)	6,200	470
Oil States International (1)(2)	5,430	262
Omni Energy Services (1)(2)	8,100	65
OYO Geospace (1)	1,400	130
Parker Drilling (1)(2)	14,000	114
Patterson-UTI Energy (2)	18,037	407
Pride International (1)	20,380	745
RPC (2)	4,000	57
SEACOR Holdings (1)(2)	1,850	176
Superior Energy Services (1)	8,650	307
Superior Well Services (1)(2)	4,800	109
TETRA Technologies (1)(2)	7,774	164
Tidewater (2)	6,474	407
Union Drilling (1)	4,300	63
Unit (1)	7,100	344
W-H Energy Services (1)	3,200	236
		14,090
Oil, Gas & Consumable Fuels 4.4%
Adams Resources & Energy	2,300	64
Alon USA Energy (2)	6,700	226
Arch Coal (2)	17,400	587
ATP Oil & Gas (1)	4,677	220
Berry Petroleum, Class A	5,780	229
Bill Barrett (1)(2)	4,832	190
Bois d'Arc Energy (1)(2)	8,500	163
BP Prudhoe Bay Royalty Trust (2)	2,120	159
Cabot Oil & Gas	9,900	348
Callon Petroleum (1)(2)	5,250	73
Carrizo Oil & Gas (1)(2)	4,100	184
Cheniere Energy (1)(2)	8,100	317
Cimarex Energy	12,738	475
CNX Gas (1)(2)	14,200	409
Comstock Resources (1)	6,040	186
Cross Timbers Royalty Trust (2)	1,958	78
Crosstex Energy	5,000	190
Delta Pete (1)(2)	7,696	138
Denbury Resources (1)	13,700	612
Edge Petroleum (1)(2)	6,500	84
Encore Acquisition (1)	7,150	226
Energy Partners (1)	4,400	65
EXCO Resources (1)	12,300	203
FieldPoint Petroleum (1)	6,300	11
Forest Oil (1)(2)	9,089	391
Foundation Coal Holdings	6,284	246
Frontier Oil	11,600	483
General Maritime (2)	4,290	120
GeoResources (1)(2)	4,600	32
GMX Resources (1)(2)	3,200	103
Harvest Natural Resource (1)(2)	9,716	116
Helix Energy Solutions Group (1)(2)	9,707	412
HKN (1)(2)	10,079	93
Holly Corporation	5,900	353
International Coal Group (1)(2)	17,500	78
Mariner Energy (1)(2)	13,628	282
MarkWest Hydrocarbon	2,843	165
Massey	10,205	223
Meridian Resource (1)(2)	9,550	24
Newfield Exploration (1)	15,100	727
Noble Energy	19,490	1,365
Pacific Ethanol (1)(2)	5,300	51
Penn Virginia	4,840	213
Petrohawk Energy (1)(2)	21,857	359
Petroleum Development (1)(2)	2,400	106
Pioneer Natural Resources	17,414	783
Plains Exploration & Production (1)(2)	10,402	460
Pogo Producing	8,000	425
Quicksilver Resources (1)	8,150	383
Range Resources	14,995	610
Southwestern Energy (1)	19,800	829
St. Mary Land & Exploration	6,700	239
Stone Energy (1)	5,110	204
Swift Energy (1)(2)	3,550	145
Syntroleum (1)	6,300	12
Tesoro Petroleum	15,400	709
Ultra Petroleum (1)	18,560	1,152
USEC (1)(2)	12,850	132
W&T Offshore	7,900	193
Warren Resources (1)(2)	9,200	115
Western Refining (2)	7,700	313
Westmoreland Coal (1)	1,900	38
Whiting Petroleum (1)	4,800	213
World Fuel Services (2)	4,000	163
		18,497

Total Energy		32,587
FINANCIALS 18.1%
Capital Markets 1.9%
A.G. Edwards	9,415	788
Affiliated Managers Group (1)(2)	2,275	290
Allied Capital	19,000	558
Apollo Investment (2)	12,300	256
Ares Capital Corporation (2)	8,600	140
Blackrock (2)	2,410	418
Calamos, Class A	3,800	107
Cohen & Steers (2)	4,300	159
Eaton Vance	14,866	594
GAMCO Investors (2)	2,967	163
GFI Group (1)(2)	2,700	233
Greenhill (2)	3,300	201
International Assets Holding (1)(2)	4,500	116
Investment Technology Group (1)	5,400	232
Jefferies Group	11,000	306
KBW (1)(2)	3,300	95
Knight Capital Group (1)	12,550	150
LaBranche & Company (1)(2)	23,930	112
Lazard	4,100	174
Merrill Lynch	922	66
Nuveen Investments	10,700	663
optionsXpress Holdings (2)	5,700	149
Piper Jaffray Companies (1)	2,150	115
Raymond James Financial	11,075	364
Sanders Morris Harris Group (2)	3,900	40
SEI	17,856	487
Southwest Securities (2)	4,099	73
Stifel Financial (1)(2)	1,900	110
TD Ameritrade Holding (1)	30,133	549
TradeStation Group (1)(2)	7,800	91
Waddell & Reed Financial, Class A	8,340	225
		8,024
Commercial Banks 4.2%
1st Source (2)	2,866	66
Abigail Adams	3,957	53
Alabama National Bancorp	1,500	117
Amcore Financial (2)	2,090	52
Arrow Financial (2)	5,144	115
Associated Banc-Corp	14,075	417
Banc First (2)	1,900	85
Bancorp South	5,075	123
BancTrust Financial Group (2)	2,900	46
Bank of Granite (2)	4,090	56
Bank of Hawaii	5,366	284
Bank of the Ozarks (2)	2,300	70
Banner	1,914	66
BB&T	2,324	94
BOK Financial	3,937	202
Boston Private Financial (2)	6,099	170
Camden National	2,200	77
Capital City Bank (2)	4,562	142
Capital Corporation of the West (2)	2,107	39
Cascade Bancorp (2)	4,250	95
Cathay General Bancorp (2)	5,956	192
Centennial Bank (1)(2)	16,200	104
Center Bancorp (2)	9,983	120
Central Pacific Financial (2)	2,873	84
Century Bancorp, Class A (2)	7,100	153
Chemical Financial (2)	2,661	65
Chittenden	3,567	125
Citizens Republic Bancorp (2)	8,495	137
City Bank, Lynwood, Washington (2)	2,175	62
City Holding Company (2)	3,250	118
City National	4,850	337
Coast Financial (1)(2)	3,100	8
Cobiz Financial (2)	3,237	55
Colonial BancGroup	18,645	403
Columbia Bancorp Ore	4,500	89
Columbia Banking System	2,550	81
Commerce Bancshares	7,805	358
Community Bank System (2)	2,220	43
Community Banks (2)	3,241	97
Community Trust Bancorp (2)	2,775	83
Cullen/Frost Bankers	5,050	253
CVB Financial (2)	10,806	126
East West Bancorp (2)	6,600	237
Farmers Capital Bank	5,000	142
First Bancorp North Carolina (2)	3,075	63
First Charter (2)	3,100	94
First Citizens BancShares	670	117
First Commonwealth Financial (2)	10,300	114
First Community Bancorp (2)	1,950	107
First Financial (2)	1,950	59
First Financial Bancorp (2)	4,772	61
First Financial Bankshares (2)	2,896	116
First Indiana	1,760	55
First Merchants	3,083	67
First Midwest Bancorp (2)	4,193	143
First United	3,111	65
FirstBank Puerto Rico	10,600	101
FirstMerit (2)	9,435	186
FNB (2)	6,877	114
FNB United	8,400	134
Frontier Financial (2)	4,350	102
Fulton Financial (2)	20,102	289
GB&T Bancshares (2)	4,400	58
German American Bancorp	4,489	62
Glacier Bancorp (2)	6,112	138
Great Southern Bancorp (2)	4,550	113
Greater Bay Bancorp	6,936	191
Hancock Holding (2)	3,500	140
Hanmi Financial (2)	6,600	102
Harleysville National (2)	4,033	64
Home Bancshares (2)	3,300	72
Horizon Financial (2)	3,155	64
Huntington Bancshares	13,842	235
IBERIABANK (2)	2,226	117
Independent Bank (2)	5,538	61
Independent Bank (2)	3,050	91
Integra Bank (2)	2,050	37
International Bancshares (2)	6,702	145
Investors Bancorp (1)	9,200	130
Irwin Financial (2)	1,900	21
MB Financial (2)	2,067	71
Merchants Bancshares	5,800	135
Midwest Banc Holdings	3,250	48
MidWestOne Financial	2,271	41
Nara Bancorp (2)	3,700	58
National City	5,509	138
National Penn Bancshares (2)	6,909	113
NBT Bancorp (2)	4,380	95
NewBridge Bancorp (2)	6,100	78
Northrim Bank	2,425	60
Oak Hill Financial (2)	3,700	116
Old National Bancorp (2)	10,424	173
Old Second Bancorp (2)	2,300	66
Omega Financial (2)	2,700	71
Oriental Financial Group	6,868	79
Pacific Capital Bancorp	4,888	129
Park National (2)	1,140	99
Peapack-Gladstone Financial (2)	2,150	55
Peoples Bancorp (2)	2,950	77
Pinnacle Financial Partners (1)(2)	3,400	98
PNC Financial Services Group	1,237	84
Popular (2)	34,690	426
Preferred Bank	2,250	89
PrivateBancorp (2)	2,360	82
Prosperity Bancshares	2,960	98
Provident Bankshares	4,301	135
Renasant (2)	2,752	60
Republic Bancorp, Class A (2)	3,166	50
S Y Bancorp (2)	2,321	63
S&T Bancorp (2)	2,200	71
Sandy Spring Bancorp (2)	2,930	88
Seacoast Banking, Class A (2)	3,850	72
Signature Bank (1)(2)	3,600	127
South Financial Group (2)	6,335	144
Southwest Bancorp of Oklahoma	2,600	49
State Bancorp (2)	4,450	73
Sterling Bancorp (2)	2,685	38
Sterling Bancshares	8,225	94
Sterling Financial (2)	3,816	65
Sterling Financial	3,628	98
Suffolk Bancorp (2)	1,250	40
Sun Bancorp (2)	1,837	32
Susquehanna Bancshares (2)	6,160	124
SVB Financial Group (1)(2)	5,350	253
TCF Financial	12,600	330
Texas Capital Bancshares (1)(2)	3,400	74
Tompkins Financial (2)	1,880	75
TriCo Bancshares (2)	2,000	45
Trustmark (2)	6,400	179
U.S.B. Holding (2)	2,997	70
UCBH Holdings (2)	13,100	229
UMB Financial (2)	2,912	125
Umpqua Holdings Corporation (2)	6,020	120
Union Bankshares (2)	1,729	39
UnionBanCal	8,630	504
United Bankshares	4,400	134
United Community Banks (2)	4,000	98
Valley National Bancorp (2)	10,932	243
W Holdings Company (2)	19,978	45
Washington Trust Bancorp (2)	3,800	103
Webster Financial	4,810	203
Wells Fargo	1,790	64
WesBanco (2)	2,540	63
West Coast Bancorp	4,270	121
WestAmerica (2)	3,446	172
Whitney Holding (2)	7,062	186
Wilmington Trust	6,025	234
Wintrust Financial (2)	4,250	181
		17,561
Consumer Finance 0.3%
Advance America Cash Advance Centers (2)	7,722	82
Advanta, Class B	1,650	45
Advanta, Class A	1,674	41
AmeriCredit (1)(2)	14,910	262
Cash America International	3,360	126
CompuCredit (1)(2)	4,100	89
First Cash (1)(2)	4,000	94
First Marblehead (2)	5,000	190
Nelnet, Class A (2)	3,722	68
QC Holdings (2)	4,900	71
Student Loan	1,101	199
United PanAm Financial (1)(2)	2,190	18
World Acceptance (1)(2)	2,300	76
		1,361
Diversified Financial Services 1.3%
Asset Acceptance Capital (2)	2,800	32
Asta Funding (2)	2,400	92
Encore Capital (1)(2)	3,900	46
Financial Federal (2)	2,365	66
International Securities Exchange (2)	4,600	306
NASDAQ Stock Market (1)	13,700	516
NYMEX Holdings (2)	11,700	1,523
NYSE Euronext	31,800	2,518
PICO Holdings (1)	1,600	67
Portfolio Recovery Associates (2)	1,750	93
		5,259
Insurance 3.2%
Alfa	7,470	136
Alleghany	763	310
American Financial Group (2)	9,010	257
Argo Group International Holdings (1)	2,074	90
Arthur J. Gallagher (2)	9,860	286
Baldwin & Lyons, Class B (2)	3,875	106
Brown & Brown	13,706	360
Citizens (1)(2)	7,533	58
CNA Surety (1)	4,100	72
Commerce Group (2)	5,500	162
Conseco (1)	21,100	338
Crawford, Class B (1)(2)	7,450	47
Delphi Financial, Class A	3,779	153
EMC Insurance Group	2,703	70
Employers Holdings	2,400	49
Erie Indemnity, Class A	5,200	318
Everest Re Group	8,300	915
FBL Financial, Class A	2,642	104
Fidelity National Financial, Class A	26,659	466
First American Financial	11,430	419
FPIC Insurance Group (1)(2)	1,200	52
Great American Financial Resources	5,240	129
Hanover Insurance Group	5,720	253
Harleysville Group	3,810	122
HCC Insurance Holdings	12,330	353
Hilb Rogal and Hobbs	2,660	115
Hilltop Holdings (1)(2)	11,199	131
Horace Mann Educators (2)	4,010	79
Infinity Property & Casualty	2,100	84
James River Group (2)	2,800	91
Kansas City Life Insurance	1,880	83
KMG America (1)	7,000	41
LandAmerica Financial Group (2)	1,200	47
Markel (1)	1,153	558
Mercury General	4,793	259
Midland (2)	2,300	126
National Financial Partners (2)	3,762	199
National Western Life	560	143
Nationwide Financial Services, Class A (2)	10,200	549
Navigators Group (1)	1,750	95
Odyssey Re Holdings	6,000	223
Old Republic International	29,468	552
Philadelphia Consolidated (1)	5,900	244
Phoenix Companies	13,999	198
PMA Capital, Class A (1)(2)	4,100	39
Presidential Life	3,500	59
ProAssurance (1)	2,370	128
ProCentury	4,300	63
Protective Life	7,011	298
Reinsurance Group of America (2)	4,520	256
RLI (2)	1,800	102
Safety Insurance Group (2)	2,315	83
SeaBright Insurance (1)	4,700	80
Security Capital Assurance (2)	5,800	132
Selective Insurance	4,900	104
StanCorp Financial Group	4,200	208
State Auto Financial	3,070	90
Stewart Information Services	1,480	51
Transatlantic Holdings	4,038	284
United Fire & Casualty	1,900	74
Unitrin	5,550	275
Universal American Financial (1)(2)	5,040	115
W. R. Berkley	21,972	651
White Mountains Insurance Group	1,337	695
Zenith National	2,934	132
		13,361
Real Estate Investment Trusts (REITs) 5.3%
Acadia Realty Trust, REIT	4,018	109
Agree Realty, REIT (2)	2,300	72
Alexanders, REIT (1)(2)	510	197
Alexandria Real Estate Equities, REIT	3,720	358
AMB Property, REIT	11,804	706
American Financial Realty Trust, REIT	19,850	160
AmeriVest Properties, REIT (1)	6,400	—
BioMed Realty Trust, REIT	9,800	236
Brandywine Realty Trust, REIT	11,943	302
BRE Properties, Class A, REIT (2)	6,050	338
Camden Property Trust, REIT	8,100	520
CBL & Associates Properties, REIT	7,660	268
Colonial Properties Trust, REIT	4,241	145
Corporate Office Properties Trust, REIT	6,500	271
Cousins Properties, REIT	5,260	154
DCT Industrial Trust, REIT (2)	24,600	258
DiamondRock Hospitality, REIT	11,100	193
Digital Realty Trust, REIT	6,500	256
Douglas Emmett, REIT	10,700	265
Duke Realty, REIT	16,161	546
EastGroup Properties, REIT	2,850	129
Entertainment Properties, REIT (2)	3,080	156
Equity Inns, REIT	8,650	195
Equity Lifestyle Properties, REIT	4,170	216
Equity One, REIT (2)	7,276	198
Essex Property Trust, REIT (2)	2,750	323
Extra Space Storage, REIT (2)	8,000	123
Federal Realty Investment Trust, REIT	6,390	566
FelCor Lodging Trust, REIT	12,000	239
First Industrial Realty, REIT (2)	5,000	194
Franklin Street Properties, REIT (2)	8,700	150
Getty Realty, REIT (2)	3,960	108
Glimcher Realty Trust, REIT (2)	4,860	114
GMH Communities Trust, REIT (2)	8,200	64
HCP, REIT	26,450	877
Health & Retirement Properties, REIT (2)	24,400	241
Health Care, REIT	9,250	409
Healthcare Realty Trust, REIT (2)	6,080	162
Hersha Hospitality Trust, REIT	8,200	81
Highwoods Properties, REIT	7,213	264
Home Properties of New York, REIT	3,990	208
Hospitality Properties Trust, REIT (2)	9,050	368
Inland Real Estate, REIT (2)	4,800	74
Investors Real Estate Trust, REIT (2)	9,950	107
iStar Financial, REIT	7,000	238
Kilroy Realty, REIT	4,220	256
Kite Realty Group Trust, REIT	5,600	105
LaSalle Hotel Properties, REIT	5,100	215
Lexington Realty Trust, REIT	9,950	199
Liberty Property Trust, REIT	11,333	456
LTC Properties, REIT	4,450	105
Macerich Company, REIT	8,361	732
Mack-Cali Realty, REIT	8,334	343
Maguire Properties, REIT	5,580	144
MHI Hospitality, REIT	14,300	136
Mid-America Apartment Communities, REIT	3,330	166
Mission West Properties, REIT	6,240	76
Monmouth Real Estate Investment Trust, Class A, REIT	19,300	163
National Retail Properties, REIT	7,130	174
National Health Investors, REIT (2)	4,020	124
National Health Realty, REIT (2)	3,400	79
Nationwide Health Properties, REIT	10,560	318
Omega Healthcare Investors, REIT	8,150	127
Parkway Properties, REIT	2,500	110
Pennsylvania REIT, REIT	4,631	180
Pittsburgh & West Virginia Railroad, REIT (2)	9,638	88
PMC Commercial Trust, REIT	7,388	97
Post Properties, REIT (2)	5,500	213
Potlatch, REIT (2)	5,232	236
PS Business Parks, REIT	2,200	125
Ramco-Gershenson Properties, REIT	3,200	100
Rayonier, REIT	7,734	372
Realty Income, REIT	10,400	291
Regency Centers, REIT	7,486	575
Saul Centers, REIT	2,750	142
Senior Housing Properties, REIT	9,214	203
SL Green Realty, REIT (2)	7,781	909
Sovran Self Storage, REIT	2,200	101
Strategic Hotels & Resorts, REIT (2)	13,000	268
Sun Communities, REIT	3,750	113
Sunstone Hotel Investors, REIT	5,800	149
Tanger Factory Outlet Centers, REIT (2)	4,540	184
Taubman Centers, REIT	6,500	356
Thornburg Mortgage, REIT (2)	14,009	180
U Store It, REIT	9,600	127
UDR, REIT (2)	17,888	435
Universal Health Realty Income Trust, REIT (2)	2,350	83
Urstadt Biddle Properties, REIT (2)	3,600	60
Urstadt Biddle Properties, Class A, REIT (2)	5,100	79
Ventas, REIT	16,540	685
Washington SBI, REIT (2)	5,300	176
Weingarten Realty Investors, REIT (2)	8,840	367
		22,080
Real Estate Management & Development 0.4%
Capital Properties, Class A	120	3
Forest City Enterprises, Class A (2)	9,630	531
Jones Lang LaSalle	4,210	433
Move (1)(2)	23,450	65
Reis (1)	7,200	53
St. Joe (2)	8,870	298
Tejon Ranch (1)(2)	2,570	106
Thomas Properties	4,900	59
		1,548
Thrifts & Mortgage Finance 1.5%
Ameriana Bancorp (2)	4,460	42
Anchor Bancorp Wisconsin (2)	3,480	94
Astoria Financial	6,821	181
Bank Mutual	9,961	117
BankAtlantic, Class A (2)	12,250	106
BankUnited Financial (2)	4,670	73
Brookline Bancorp	6,129	71
Camco	4,900	65
Capitol Federal Financial (2)	7,726	264
Charter Financial (2)	2,960	157
Citizens First Bancorp	1,903	34
Clifton Savings Bancorp (2)	5,700	67
Cooperative Bankshares (2)	2,675	46
CORUS Bankshares (2)	6,000	78
Delta Financial	8,600	42
Dime Community Bancshares	6,400	96
Downey Financial (2)	2,050	118
First Busey (2)	5,675	124
First Federal Bancshares of Arkansas	4,900	90
First Financial Holdings (2)	3,250	102
First Niagara Financial (2)	10,117	143
First Place Financial	2,749	49
FirstFed Financial (1)(2)	2,220	110
Flagstar Bancorp (2)	6,000	58
Flushing Financial	4,625	78
Franklin Bank Houston (1)(2)	6,450	59
Fremont General (2)	12,300	48
Home Federal Savings Bank	1,700	45
Imperial Capital Bancorp	984	28
IndyMac Bank (2)	7,960	188
Kearny Financial (2)	5,200	67
KNBT Bancorp (2)	4,200	69
NASB Financial (2)	1,256	45
New Hampshire Thrift	2,980	43
New York Community Bancorp (2)	35,337	673
NewAlliance Bancshares (2)	11,350	167
NexCen Brands (1)(2)	10,150	68
Northwest Bancorp (2)	6,080	173
OceanFirst Financial (2)	2,450	43
Ocwen Financial (1)(2)	8,130	77
Partners Trust Financial Group (2)	10,588	129
Peoples Community Bancorp	2,600	45
Peoples United Financial	27,661	478
PFF Bancorp (2)	4,065	62
PMI Group	9,720	318
Provident Financial Services (2)	9,118	149
Provident New York Bancorp (2)	7,302	96
Radian (2)	13,808	321
Riverview Bancorp	7,600	113
TierOne (2)	2,000	53
Triad Guaranty (1)(2)	2,850	54
Trustco Bank (2)	6,550	72
United Community Financial (2)	5,500	40
Washington Federal	7,768	204
Willow Financial Bancorp (2)	5,661	70
WSFS Financial	1,650	103
		6,505

Total Financials		75,699

HEALTH CARE 11.7%
Biotechnology 3.6%
Acadia Pharmaceuticals (1)(2)	6,200	93
Alexion Pharmaceutical (1)(2)	5,650	368
Alkermes (1)	8,300	153
Alnylam Pharmaceuticals (1)(2)	6,400	210
Altus Pharmaceuticals (1)(2)	7,000	73
Amylin Pharmaceuticals (1)(2)	15,763	788
Applera - Celera Group (1)	6,533	92
Arena Pharmaceuticals (1)(2)	11,700	128
Ariad Pharmaceuticals (1)(2)	12,500	58
Arqule (1)(2)	11,200	80
Array BioPharma (1)(2)	7,100	80
Avalon Pharmaceuticals (1)(2)	6,600	38
AVI BioPharma (1)(2)	8,500	22
BioCryst Pharmaceuticals (1)(2)	10,500	76
BioMarin Pharmaceutical (1)(2)	13,490	336
BioSphere Medical (1)(2)	6,000	29
Cell Genesys (1)(2)	19,000	73
Cephalon (1)(2)	8,010	585
Cepheid (1)(2)	7,700	176
Critical Therapeutics (1)(2)	7,200	13
Cubist Pharmaceuticals (1)(2)	8,500	180
Cytokinetics (1)(2)	11,200	57
Dendreon (1)(2)	8,060	62
Dyax (1)(2)	9,800	35
Dynavax Technologies (1)(2)	11,500	49
EPIX Pharmaceuticals (1)(2)	13,900	56
Genentech (1)	57,334	4,473
Genitope (1)(2)	6,700	30
Geron (1)(2)	13,350	98
Halozyme Therapeutics (1)(2)	11,900	103
Human Genome Sciences (1)(2)	16,600	171
ImClone Systems (1)	9,243	382
Incyte (1)(2)	15,960	114
Indevus Pharmaceuticals (1)(2)	12,200	84
InterMune (1)(2)	4,570	87
Introgen Therapeutics (1)	6,700	28
Isis Pharmaceuticals (1)(2)	13,080	196
Keryx Biopharmaceuticals (1)(2)	9,100	91
Kosan Biosciences (1)(2)	10,500	53
Lexicon Pharmaceuticals (1)	7,100	25
LifeCell (1)(2)	5,800	218
Ligand Pharmaceuticals, Class B (2)	20,200	108
Mannkind (1)(2)	9,100	88
Martek Biosciences (1)	6,100	177
Medarex (1)(2)	19,900	282
Millennium Pharmaceuticals (1)(2)	34,400	349
Momenta Pharmaceuticals (1)(2)	5,200	59
Myriad Genetics (1)(2)	5,790	302
Neurogen (1)(2)	9,100	40
Novavax (1)(2)	9,500	34
Nuvelo (1)(2)	5,300	11
ONYX Pharmaceuticals (1)(2)	7,050	307
OSI Pharmaceuticals (1)(2)	6,800	231
Panacos Pharmaceuticals (1)(2)	6,500	10
PDL Biopharma (1)(2)	15,860	343
Pharmacopeia (1)	11,405	65
Pharmion (1)	5,100	235
Progenics Pharmaceuticals (1)(2)	4,000	88
Regeneron Pharmaceuticals (1)	10,050	179
Rigel Pharmaceuticals (1)(2)	7,200	68
Sangamo BioSciences (1)(2)	9,700	137
Savient Pharmaceuticals (1)(2)	9,100	132
Seattle Genetics (1)	12,120	136
Senomyx (1)(2)	6,700	82
StemCells (1)(2)	8,300	18
Telik (1)(2)	22,400	65
Tercica (1)(2)	10,500	65
Theravance (1)(2)	7,300	191
United Therapeutics (1)	3,100	206
Vertex Pharmaceuticals (1)(2)	16,955	651
Xoma (1)	8,700	30
ZymoGenetics (1)(2)	8,600	112
		14,864
Health Care Equipment & Supplies 3.4%
Abaxis (1)(2)	3,100	70
ABIOMED (1)(2)	4,600	57
Advanced Medical Optics (1)(2)	8,740	267
Align Technology (1)(2)	9,530	241
American Medical Systems (1)(2)	9,400	159
Analogic	1,280	82
Angiodynamics (1)	4,232	80
Arrow International	5,210	237
ArthroCare (1)(2)	3,620	202
Aspect Medical Systems (1)(2)	3,950	54
Beckman Coulter	6,892	508
Biolase Technology (1)(2)	13,300	91
Candela Laser (1)	5,000	42
Cerus (1)(2)	13,270	116
Conceptus (1)(2)	5,600	106
CONMED (1)	2,550	71
Cooper Companies (2)	7,661	402
Cyberonics (1)(2)	3,900	54
Cytyc (1)	13,087	624
Dade Behring Holdings	8,824	674
Datascope	1,780	60
Dentsply International	19,600	816
Digirad (1)(2)	8,200	27
DJO (1)(2)	2,590	127
Edwards Lifesciences (1)	5,850	288
Endologix (1)(2)	6,000	24
EV3 (1)(2)	6,400	105
Exactech (1)	1,700	27
FoxHollow Technologies (1)	4,100	108
Gen-Probe (1)	6,920	461
Greatbatch (1)(2)	2,350	63
Haemonetics (1)	3,100	153
Hillenbrand Industries	7,050	388
Hologic (1)(2)	6,600	403
ICU Medical (1)(2)	2,700	105
IDEXX Laboratories (1)	3,500	384
Immucor (1)	8,168	292
Integra LifeSciences (1)(2)	2,300	112
Intuitive Surgical (1)	4,610	1,060
Invacare (2)	6,200	145
Inverness Medical Innovations (1)	4,860	269
Invitrogen (1)	5,942	486
Kensey Nash (1)(2)	2,400	63
Kinetic Concepts (1)	6,650	374
Kyphon (1)	5,700	399
Lifecore Biomedical (1)	2,700	35
Medical Action Industries (1)	3,450	82
Mentor (2)	4,760	219
Meridian Bioscience	6,075	184
Merit Medical Systems (1)(2)	3,925	51
National Dentex (1)	1,400	22
NMT Medical (1)(2)	4,300	34
OraSure Technologies (1)(2)	7,775	78
PolyMedica	3,150	165
Possis (1)(2)	3,550	48
Quidel (1)	5,200	102
Regeneration Technologies (1)(2)	6,200	67
ResMed (1)(2)	13,700	587
Respironics (1)	7,700	370
Sonic Innovations (1)(2)	5,500	50
SonoSite (1)(2)	2,250	69
Steris	6,491	177
SurModics (1)(2)	1,550	76
Symmetry Medical (1)(2)	5,400	90
Synovis Life Technologies (1)	4,900	106
Theragenics (1)	8,600	39
Thoratec (1)(2)	7,352	152
Vital Signs	1,850	96
West Pharmaceutical Services	3,680	153
Wright Medical Group (1)	4,300	115
Zoll Medical (1)	4,000	104
		14,147
Health Care Providers & Services 2.5%
Alliance Imaging (1)(2)	6,600	60
Amedisys (1)	1,500	58
AmeriGroup (1)	6,180	213
AMN Healthcare Services (1)(2)	5,305	99
AmSurg, Class A (1)(2)	3,800	88
Apria Healthcare (1)(2)	5,740	149
Assisted Living Concepts, Class A (1)(2)	8,300	76
BioScrip (1)(2)	6,900	44
Brookdale Senior Living (2)	4,400	175
Capital Senior Living (1)(2)	4,300	36
Centene (1)	6,500	140
Chemed	3,900	242
Community Health Systems (1)	10,822	340
CorVel (1)(2)	2,875	66
Cross Country Healthcare (1)(2)	2,480	43
CryoLife (1)(2)	7,350	69
DaVita (1)	13,075	826
Five Star Quality Care (1)(2)	18,300	150
Gentiva Health Services (1)	5,050	97
Hanger Orthopedic Group (1)	5,450	62
Health Management (2)	27,300	189
Health Net (1)	13,530	731
HealthExtras (1)(2)	3,900	109
HealthSouth (1)	9,400	165
HealthSpring (1)(2)	5,000	98
Healthways (1)(2)	4,341	234
Henry Schein (1)	10,500	639
HMS Holdings (1)(2)	4,700	116
Hooper Holmes (1)	7,650	18
inVentiv Health (1)	3,600	158
Kindred Healthcare (1)	3,714	67
Landauer (2)	2,400	122
LCA-Vision (2)	3,050	90
LifePoint Hospitals (1)	6,530	196
Lincare Holdings (1)	8,155	299
Magellan Health Services (1)	4,700	191
Matria Healthcare (1)(2)	3,550	93
MedCath (1)	3,350	92
Medical Staffing Network (1)	3,800	19
National Healthcare (2)	2,177	112
Odyssey Healthcare (1)	7,087	68
Omnicare (2)	14,916	494
Owens & Minor	3,800	145
PDI (1)	4,300	45
Pediatrix Medical Group (1)	5,900	386
PharMerica (1)(2)	4,259	64
PSS World Medical (1)(2)	7,990	153
Psychiatric Solutions (1)	5,900	232
Q-Med (1)(2)	2,600	7
RehabCare Group (1)	4,100	72
Res-Care (1)	2,900	66
Sierra Health Services (1)	6,400	270
Sunrise Senior Living (1)(2)	5,800	205
U.S. Physical Therapy (1)	4,000	59
Universal Health Services	6,447	351
VCA Antech (1)	9,300	388
Visicu (1)(2)	10,600	80
VistaCare, Class A (1)(2)	8,250	54
WellCare Health Plans (1)	3,986	420
		10,330
Health Care Technology 0.4%
Allscripts Healthcare (1)(2)	7,000	189
Cerner (1)(2)	7,660	458
Computer Programs and Systems (2)	2,700	71
Eclipsys (1)(2)	7,500	175
HealthStream (1)(2)	9,900	29
HLTH (1)(2)	23,181	328
Merge Healthcare (1)(2)	10,600	47
Omnicell (1)	6,320	180
TriZetto Group (1)(2)	5,400	95
		1,572
Life Sciences Tools & Services 1.0%
Accelrys (1)	7,410	51
Affymetrix (1)(2)	10,240	260
Albany Molecular Research (1)	4,410	67
AMAG Pharmaceuticals (1)(2)	1,400	80
Bio-Rad Laboratories, Class A (1)	2,300	208
Bruker BioSciences (1)	13,350	118
Caliper Life Sciences (1)(2)	12,050	69
Cambrex	4,110	45
Charles River Laboratories International (1)	7,800	438
Covance (1)	7,812	609
Dionex (1)(2)	1,500	119
Enzo Biochem (1)(2)	4,885	55
Exelixis (1)(2)	16,090	170
Harvard Bioscience (1)(2)	6,200	28
illumina (1)(2)	5,500	285
Luminex (1)(2)	5,500	83
Nektar Therapeutics (1)(2)	16,700	147
PAREXEL International (1)	2,790	115
Pharmaceutical Product Development	12,122	430
Qiagen NV (1)(2)	1,723	33
Techne (1)	5,600	353
Third Wave Technologies (1)	10,500	91
Varian (1)	3,300	210
Ventana Medical Systems (1)	3,500	301
		4,365
Pharmaceuticals 0.8%
Abraxis BioScience (1)(2)	2,300	52
Adams Respiratory Therapeutics (1)(2)	3,000	116
Adolor (1)(2)	12,800	44
Alexza Pharmaceuticals (1)(2)	6,000	52
Alpharma, Class A (2)	4,800	103
Barrier Therapeutics (1)	9,100	55
Bentley Pharmaceuticals (1)(2)	5,572	70
Bradley Pharmaceuticals (1)(2)	2,700	49
Columbia Laboratories (1)(2)	5,600	14
Endo Pharmaceutical (1)	15,719	487
Inspire Pharmaceuticals (1)(2)	10,750	58
K-V Pharmaceutical, Class A (1)(2)	4,750	136
Medicines Company (1)(2)	7,290	130
Medicis Pharmaceutical, Class A (2)	6,900	210
MGI Pharma (1)	11,440	318
Noven Pharmaceuticals (1)	4,153	66
Pain Therapeutics (1)(2)	14,100	132
Par Pharmaceutical (1)(2)	5,194	96
Penwest Pharmaceuticals (1)(2)	6,700	74
Perrigo (2)	8,265	176
Salix Pharmaceuticals (1)(2)	6,473	80
Santarus (1)(2)	12,000	32
Sciele Pharma (1)(2)	3,610	94
Sepracor (1)	13,449	370
Valeant Pharmaceuticals (1)	12,510	194
ViroPharma (1)(2)	10,700	95
VIVUS (1)(2)	8,400	42
		3,345

Total Health Care		48,623
INDUSTRIALS & BUSINESS SERVICES 14.2%
Aerospace & Defense 1.3%
AAR (1)(2)	3,800	115
Alliant Techsystems (1)(2)	3,900	426
Allied Defense Group (1)(2)	8,100	64
American Science Engineering (2)	1,400	88
Applied Signal Technology (2)	2,150	29
Argon ST (1)(2)	2,100	42
BE Aerospace (1)	10,850	451
Ceradyne (1)(2)	3,400	258
Cubic Corporation (2)	2,900	122
Curtiss-Wright	4,600	218
DRS Technologies	4,385	242
Ducommun (1)	1,700	55
EDO (2)	2,410	135
Esterline Technologies (1)	3,090	176
GenCorp (1)(2)	10,510	126
Harris	15,138	875
HEICO, Class A	3,020	119
Hexcel (1)(2)	13,400	304
Innovative Solutions and Support (1)(2)	5,700	108
Ionatron (1)(2)	7,300	25
Ladish Company (1)(2)	2,100	117
Moog, Class A (1)	4,130	181
MTC Technologies (1)(2)	2,300	44
Orbital Sciences (1)	7,770	173
Spirit AeroSystems Holdings, Class A (1)	9,900	386
Sypris Solutions	6,200	53
Taser International (1)(2)	11,160	175
Teledyne Technologies (1)	3,300	176
Triumph Group (2)	1,450	118
United Industrial (2)	1,300	98
		5,499
Air Freight & Logistics 0.4%
Expeditors International of Washington	25,500	1,206
Forward Air	3,185	95
Hub Group, Class A (1)	5,400	162
Pacer International (2)	4,280	81
Park Ohio Holdings (1)	2,800	73
		1,617
Airlines 0.8%
AirTran (1)(2)	13,330	131
Alaska Air Group (1)(2)	5,550	128
AMR (1)(2)	32,610	727
Continental Airlines, Class B (1)(2)	11,640	385
Delta Air Lines (1)	14,000	251
ExpressJet Holdings (1)(2)	11,760	36
Frontier Airlines Holdings (1)(2)	10,300	64
JetBlue Airways (1)(2)	20,662	191
Mesa Air Group (1)(2)	7,721	34
Northwest Airlines (1)(2)	15,000	267
Pinnacle Airlines (1)(2)	4,600	74
SkyWest (2)	6,330	159
UAL (1)(2)	11,600	540
US Airways Group (1)(2)	8,356	219
		3,206
Building Products 0.5%
AAON (2)	2,672	53
Advanced Environmental Recycling Technologies, Class A (1)	4,000	5
American Woodmark (2)	2,480	61
Ameron International (2)	1,200	127
Apogee Enterprises (2)	3,700	96
Armstrong World Industries (1)	1,800	73
Gibraltar Industries (2)	4,225	78
Goodman Global (1)(2)	7,100	170
Griffon (1)(2)	3,800	57
Lennox International	6,990	236
NCI Building Systems (1)(2)	2,350	102
Owens Corning (1)(2)	11,500	288
Simpson Manufacturing (2)	5,200	166
Trex (1)(2)	3,800	42
Universal Forest Products (2)	6,390	191
USG (1)(2)	9,850	370
		2,115
Commercial Services & Supplies 2.8%
A. T. Cross, Class A (1)	4,800	53
ABM Industries	4,850	97
ACCO Brands (1)(2)	6,600	148
Administaff	3,850	140
Advisory Board (1)(2)	2,240	131
Angelica	3,800	75
Bowne (2)	3,450	57
Brinks Company	5,449	304
Casella Waste Systems, Class A (1)	6,375	80
CBIZ (1)(2)	6,650	53
CDI (2)	1,900	53
Cenveo (1)(2)	7,300	158
ChoicePoint (1)	9,557	362
Clean Harbors (1)(2)	2,900	129
Consolidated Graphics (1)	1,300	82
Copart (1)	8,100	279
Cornell Companies (1)(2)	2,200	52
Corporate Executive Board (2)	4,600	341
Corrections Corporation of America (1)	13,200	345
CoStar Group (1)	2,740	146
Covanta Holding (1)	15,504	380
CRA International (1)(2)	1,550	75
Deluxe	5,828	215
Diamond Management & Technology Consultants	5,050	46
Dun & Bradstreet	7,100	700
Ecology and Environment, Class A	8,005	94
Ennis Business Forms	4,757	105
Equifax	1,021	39
First Consulting Group (1)	5,500	57
FTI Consulting (1)(2)	5,295	266
G & K Services, Class A	1,570	63
GEO (1)(2)	6,300	187
Heidrick & Struggles International (1)	1,758	64
Herman Miller	6,750	183
HNI Corporation (2)	4,780	172
Huron Consulting Group (1)	1,900	138
ICT Group (1)(2)	2,600	35
IHS (1)	2,800	158
IKON Office Solutions	14,770	190
InnerWorkings (1)(2)	8,800	152
Interface, Class A	6,600	119
Kelly Services, Class A	2,432	48
Kforce (1)	4,056	52
Knoll	3,300	59
Korn/Ferry International (1)	4,400	73
Labor Ready (1)(2)	7,800	144
Layne Christensen (1)(2)	2,300	128
Learning Tree International (1)	3,650	65
LECG (1)	5,850	87
Manpower	10,276	661
McGrath RentCorp (2)	3,000	100
Mine Safety Appliances (2)	3,200	151
Mobile Mini (1)(2)	4,900	118
Multi-Color	5,512	126
Navigant Consulting (1)(2)	7,100	90
On Assignment (1)	5,650	53
PHH (1)	5,979	157
Pike Electric (1)(2)	3,200	60
Republic Services	25,075	820
Resources Connection	6,000	139
Rollins	5,475	146
School Specialty (1)(2)	1,426	49
Spherion (1)	8,780	72
Standard Register (2)	6,100	77
Steelcase, Class A	10,459	188
Stericycle (1)	8,700	497
TeleTech Holdings (1)	6,990	167
Tetra Tech (1)	6,750	143
TRC (1)(2)	3,100	33
TRM Copy Centers (1)(2)	3,500	3
United Stationers (1)	4,073	226
Viad	2,277	82
Volt Information Sciences (1)(2)	3,950	70
Waste Connections (1)	5,025	160
Watson Wyatt	4,050	182
		11,749
Construction & Engineering 1.3%
EMCOR Group (1)	6,360	199
Foster Wheeler (1)	8,200	1,077
Furmanite (1)	8,700	79
Granite Construction	4,100	217
Insituform Technologies (1)(2)	3,350	51
Jacobs Engineering Group (1)	14,138	1,069
KBR (1)	19,500	756
Michael Baker (1)	1,600	78
Northwest Pipe (1)(2)	2,400	91
Perini (1)	2,100	118
Quanta Services (1)(2)	18,908	500
Shaw Group (1)	10,350	601
Sterling Construction (1)	3,900	90
URS Corporation (1)	6,100	344
Washington Group International (1)	2,800	246
		5,516
Electrical Equipment 1.4%
Acuity Brands	4,750	240
American Superconductor (1)(2)	8,700	178
Ametek	11,700	506
Baldor Electric (2)	5,640	225
Belden (2)	5,463	256
Brady, Class A	6,600	237
BTU International (1)(2)	4,200	54
Chase	4,200	78
Encore Wire (2)	2,475	62
Energy Conversion Devices (1)(2)	6,200	141
Evergreen Solar (1)(2)	11,100	99
Franklin Electric (2)	2,200	91
FuelCell Energy (1)(2)	12,550	112
General Cable (1)(2)	6,700	450
Genlyte Group (1)	3,000	193
GrafTech International (1)	16,050	286
Hubbell, Class B (2)	6,833	390
II-VI (1)(2)	3,300	114
LSI Industries	7,325	150
Medis Technologies (1)(2)	5,800	75
Plug Power (1)(2)	9,700	30
Powell Industries (1)(2)	2,700	102
Regal-Beloit	4,000	192
Smith AO	3,360	148
SunPower (1)(2)	6,100	505
Thomas & Betts (1)	6,776	397
Ultralife Batteries (1)(2)	4,500	58
Valence Technology (1)(2)	7,088	10
Vicor (2)	5,800	70
Woodward Governor	3,500	219
		5,668
Industrial Conglomerates 0.8%
Carlisle Companies	5,920	288
McDermott International (1)	27,550	1,490
Roper Industries (2)	12,026	787
Sequa, Class A (1)(2)	1,000	166
Teleflex	4,330	337
Tredegar	5,800	100
Walter Industries (2)	3,900	105
		3,273
Machinery 3.1%
A.S.V. (1)(2)	4,700	66
Accuride (1)	7,000	85
Actuant, Class A (2)	3,510	228
AGCO (1)	10,750	546
Albany International (2)	3,003	113
Astec Industries (1)	2,600	149
Barnes Group (2)	6,200	198
Blount International (1)	6,577	75
Briggs & Stratton (2)	7,000	176
Bucyrus International, Class A	3,799	277
Cascade (2)	1,150	75
Clarcor	6,240	213
Columbus McKinnon (1)	2,900	72
Commercial Vehicle Group (1)(2)	4,300	55
Crane	5,141	247
Donaldson (2)	8,671	362
EnPro Industries (1)(2)	2,550	104
ESCO Technologies (1)(2)	3,540	118
Federal Signal (2)	5,800	89
Flowserve	7,260	553
Force Protection (1)(2)	6,500	141
FreightCar America	1,900	73
Gardner Denver Machinery (1)	6,800	265
Graco	9,075	355
Graham	1,200	49
Greenbrier Companies (2)	2,700	72
Harsco	10,160	602
Hurco Companies (1)(2)	1,600	86
IDEX	10,755	391
Joy Global	12,987	661
Kaydon (2)	3,070	160
Kennametal	4,400	370
Lincoln Electric Holdings	4,290	333
Lindsay (2)	1,250	55
Manitowoc	14,520	643
Met-Pro	6,577	106
Middleby (1)(2)	2,200	142
Mueller Industries	3,600	130
Mueller Water Products, Class B	13,043	143
NACCO Industries	600	62
Nordson	4,110	206
Oshkosh Truck	8,900	552
Pentair	12,360	410
RBC Bearings (1)	3,800	146
Robbins & Myers	2,300	132
SPX	6,805	630
Tennant	1,400	68
Timken	12,600	468
Titan International	2,400	77
Toro	3,780	222
Trinity Industries (2)	10,079	378
TurboChef Technologies (1)	5,099	67
Twin Disc (2)	1,800	105
Valmont Industries (2)	3,200	272
Wabash National (2)	4,790	54
Wabtec	5,930	222
Watts Water Technologies, Class A (2)	4,250	130
		12,779
Marine 0.2%
Alexander & Baldwin (2)	3,950	198
American Commercial Lines (1)(2)	5,300	126
Kirby Corporation (1)	5,800	256
Overseas Shipholding Group	3,640	280
		860
Road & Rail 0.8%
AMERCO (1)(2)	1,800	114
Arkansas Best (2)	2,310	75
Avis Budget Group (1)	12,900	295
Con-Way	6,000	276
Dollar Thrifty Auto Group (1)(2)	2,840	99
Genesee & Wyoming, Class A (1)(2)	5,618	162
Heartland Express (2)	10,123	145
Hertz Global Holdings (1)	10,300	234
J.B. Hunt Transport Services	14,352	377
Kansas City Southern Industries (1)(2)	9,900	318
Knight Transportation (2)	9,292	160
Laidlaw International	8,675	306
Landstar Systems	6,600	277
Old Dominion Freight Line (1)(2)	5,012	120
Patriot Transportation Holdings (1)(2)	700	69
Quality Distribution (1)	4,700	42
Saia (1)	2,000	33
U.S. Xpress Enterprises (1)	1,800	36
USA Truck (1)(2)	1,300	20
Werner Enterprises (2)	7,253	124
YRC Worldwide (1)(2)	5,230	143
		3,425
Trading Companies & Distributors 0.8%
Applied Industrial Technologies	5,062	156
Beacon Roofing Supply (1)(2)	7,000	71
Electro Rent (2)	2,100	29
Fastenal (2)	15,200	690
GATX	6,550	280
H&E Equipment Services (1)(2)	3,600	65
Interline Brands (1)	4,000	92
Kaman	2,161	75
Lawson Products (2)	1,400	49
MSC Industrial Direct	9,400	476
NuCo2 (1)(2)	2,700	69
Transdigm Group (1)	4,000	183
UAP Holding	4,900	154
United Rentals (1)	9,350	301
Watsco (2)	3,700	172
WESCO International (1)	6,651	286
Williams Scotsman International (1)	4,200	116
		3,264
Transportation Infrastructure 0.0%
Macquarie Infrastructure	4,600	178
		178

Total Industrials & Business Services		59,149
INFORMATION TECHNOLOGY 13.8%
Communications Equipment 1.3%
ADTRAN (2)	7,873	181
Anaren (1)(2)	2,100	30
Andrew (1)	21,900	303
Arris Group (1)	14,550	180
Avocent (1)	6,900	201
Aware (1)(2)	6,500	28
Black Box	1,470	63
Blue Coat Systems (1)(2)	3,220	254
C-Cor (1)	7,700	88
Carrier Access (1)(2)	9,600	36
CommScope (1)(2)	7,300	367
Comtech Telecommunications (1)	2,560	137
Digi International (1)	5,260	75
Ditech Networks (1)	7,050	37
Dycom Industries (1)(2)	5,763	176
EMS Technologies (1)	1,700	42
Endwave Corporation (1)	4,600	49
F5 Networks (1)	10,500	390
Foundry Networks (1)	12,700	226
Harmonic (1)(2)	9,954	106
Harris Stratex Networks, Class A (1)(2)	4,126	72
InterDigital (1)(2)	5,960	124
IXIA (1)(2)	11,700	102
KVH Industries (1)(2)	2,400	20
Mastec (1)	8,650	122
MRV Communications (1)(2)	11,520	29
Netgear (1)	3,700	112
Optical Cable, Warrants, 10/24/07 (1)	212	—
Packeteer (1)(2)	9,450	72
PC-Tel (1)	4,400	33
Performance Technologies (1)	6,600	33
Plantronics	7,350	210
Polycom (1)	10,950	294
Powerwave Technologies (1)(2)	24,586	151
Riverbed Technology (1)	5,600	226
SeaChange International (1)(2)	6,450	45
Sirenza Microdevices (1)(2)	8,550	148
Sonus Networks (1)(2)	27,100	165
Symmetricom (1)(2)	6,400	30
Tekelec (1)(2)	10,630	129
Telkonet (1)(2)	7,100	12
Tollgrade Communications (1)	4,050	41
ViaSat (1)	3,200	99
Vyyo (1)(2)	13,000	73
		5,311
Computers & Peripherals 0.9%
Avid Technology (1)(2)	5,626	152
Brocade Communications Systems (1)	54,639	468
Cray (1)	9,177	66
Datalink (1)	6,400	29
Diebold	8,890	404
Electronics for Imaging (1)	7,700	207
Emulex (1)	12,540	240
Gateway (1)(2)	37,800	71
Hutchinson Technology (1)(2)	3,920	96
Hypercom (1)(2)	10,020	45
Imation	3,830	94
Immersion (1)(2)	8,400	138
Intermec (1)(2)	7,410	194
Intevac (1)	3,100	47
Isilon Systems (1)(2)	7,200	55
LaserCard (1)(2)	4,150	46
Mobility Electronics (1)(2)	2,900	10
Novatel Wireless (1)(2)	4,350	99
Overland Storage (1)	3,132	5
Palm (1)(2)	6,500	106
Presstek (1)(2)	10,922	69
Quantum (1)(2)	13,140	45
Rimage (1)(2)	1,800	40
STEC (1)(2)	8,600	66
Synaptics (1)(2)	3,650	174
Video Display (1)	8,180	66
Western Digital (1)	26,221	664
		3,696
Electronic Equipment & Instruments 2.3%
Agilysys (3)	3,452	58
Amphenol, Class A	20,572	818
Anixter International (1)(2)	3,700	305
Arrow Electronics (1)	15,175	645
Avnet (1)(2)	16,050	640
AVX (2)	12,852	207
Benchmark Electronics (1)	8,900	212
Brightpoint (1)	7,579	114
CalAmp (1)(2)	6,500	22
CDW (1)	6,990	610
Checkpoint Systems (1)	4,760	126
Coherent (1)(2)	3,650	117
CTS	3,450	45
Daktronics (2)	5,800	158
Dolby Laboratories, Class A (1)	4,340	151
DTS (1)(2)	2,800	85
Electro Scientific Industries (1)(2)	5,100	122
Excel Technology (1)	2,500	62
First Solar (1)(2)	2,800	330
FLIR Systems (1)(2)	7,900	438
Gerber Scientific (1)	4,100	44
ID Systems (1)(2)	4,500	55
Ingram Micro, Class A (1)	16,962	333
Insight Enterprises (1)	7,050	182
Itron (1)(2)	3,200	298
Keithley Instruments	2,900	31
KEMET (1)(2)	12,300	90
L-1 Identity Solutions (1)(2)	7,329	138
LeCroy (1)	4,600	34
Littelfuse (1)	2,640	94
Lo-Jack (1)(2)	1,900	36
Maxwell Technologies (1)(2)	4,500	52
Mercury Computer Systems (1)	5,300	54
Merix (1)	8,000	45
Methode Electronics (2)	4,050	61
MTS Systems	2,250	94
National Instruments	6,750	232
Newport (1)(2)	4,050	62
Nu Horizons Electronics (1)(2)	4,200	40
OSI Systems (1)(2)	2,738	62
Park Electrochemical (2)	1,800	60
PC Connection (1)(2)	5,800	72
Photon Dynamics (1)(2)	5,450	49
Planar Systems (1)(2)	5,800	39
Plexus (1)(2)	7,760	213
RadiSys (1)(2)	5,200	65
Research Frontiers (1)(2)	5,400	81
Rofin-Sinar Technology (1)	1,400	98
Rogers (1)(2)	2,450	101
ScanSource (1)(2)	2,200	62
Sigmatron International (1)	800	10
Tech Data (1)	6,680	268
Technitrol	5,450	147
Trimble Navigation (1)	13,412	526
TTM Technologies (1)	6,250	72
Vishay Intertechnology (1)	20,678	269
Wireless Xcessories (1)	4,500	10
X-Rite (2)	7,400	107
Zygo (1)	2,220	29
		9,580
Internet Software & Services 1.0%
Ariba (1)(2)	16,615	179
Chordiant Software (1)	7,208	100
CNET Networks (1)(2)	19,691	147
DealerTrack (1)	3,000	126
Digital River (1)(2)	4,550	204
Earthlink (1)	19,140	152
Entrust Technologies (1)	5,600	12
Equinix (1)(2)	3,260	289
InfoSpace.com	4,350	76
Internap Network Services (1)(2)	6,300	89
Interwoven (1)	8,066	115
J2 Global Communications (1)(2)	7,300	239
Jupitermedia (1)(2)	6,800	43
Keynote Systems (1)	2,673	37
Marchex, Class B (2)	4,400	42
Omniture (1)(2)	8,500	258
Openwave Systems	14,000	61
Saba Software (1)(2)	24,887	121
SAVVIS (1)(2)	5,773	224
SonicWALL (1)	12,700	111
Support.com (1)	10,200	59
Taleo, Class A (1)(2)	3,300	84
The Knot (1)(2)	2,300	49
Travelzoo (1)(2)	4,100	94
United Online (2)	10,675	160
ValueClick (1)(2)	13,491	303
VistaPrint (1)(2)	5,300	198
Visual Sciences (1)(2)	6,600	95
WebMD Health (1)(2)	5,700	297
Websense (1)(2)	6,900	136
		4,100
IT Services 2.3%
Acxiom	8,000	158
Alliance Data Systems (1)	8,100	627
AnswerThink (1)	4,700	16
Authorize Net Holdings (1)	3,538	62
BearingPoint (1)	13,900	56
Broadridge Financial Solutions	15,500	294
CACI International, Class A (1)(2)	4,300	220
Ceridian (1)	16,650	578
CheckFree (1)(2)	10,478	488
CIBER (1)	5,440	43
Computer Horizons (1)	5,500	3
CSG Systems International (1)(2)	5,600	119
DST Systems (1)	6,163	529
Edgewater Technology (1)(2)	3,967	35
Electronic Clearing House (1)	5,300	57
Euronet Worldwide (1)(2)	5,650	168
Forrester Research (1)	2,300	54
Gartner (1)	11,050	270
Gevity HR (2)	3,860	40
Global Cash Access (1)	6,400	68
Global Payments	8,712	385
Heartland Payment Systems (2)	5,100	131
Hewitt Associates, Class A (1)	12,890	452
iGate (1)	8,000	69
InfoUSA	6,900	64
Integral Systems (2)	2,643	57
Iron Mountain (1)(2)	19,177	585
ManTech International, Class A (1)	3,000	108
Mastercard, Class A (2)	8,800	1,302
Maximus	2,900	126
MoneyGram International	10,509	237
MPS Group (1)	13,640	152
Perot Systems, Class A (1)	9,870	167
RightNow Technologies (1)(2)	3,700	60
SAIC (1)(2)	9,700	186
Sapient (1)(2)	12,250	82
SRA International, Class A (1)	6,560	184
Startek	5,500	56
Sykes Enterprises (1)	4,200	70
Syntel (2)	4,210	175
TNS (1)(2)	3,200	51
Total System Services (2)	21,866	607
Verifone Holdings (1)	7,800	346
Wright Express (1)	5,000	182
		9,719
Office Electronics 0.1%
Zebra Technologies (1)(2)	9,325	340
		340
Semiconductor & Semiconductor Equipment 3.1%
Actel (1)	5,850	63
Advanced Energy Industries (1)	7,650	116
Aehr Test Systems (1)	21,200	157
AMIS Holdings (1)	10,000	97
Amkor Technology (1)(2)	19,020	219
Amtech Systems (1)	14,200	182
Anadigics (1)(2)	10,195	184
Asyst Technology (1)	11,450	61
Atheros Communications (1)(2)	8,750	262
Atmel (1)	38,800	200
ATMI (1)	5,550	165
Axcelis Technologies (1)(2)	15,830	81
Brooks Automation (1)	13,216	188
Cabot Microelectronics (1)(2)	3,382	145
Centillium Communications (1)(2)	4,400	7
Cirrus Logic (1)	15,540	99
Cognex (2)	6,050	107
Cohu (2)	4,000	75
Cree (1)(2)	4,400	137
Cymer (1)	5,900	227
Cypress Semiconductor (1)	22,750	665
Diodes (1)(2)	3,750	120
DSP Group (1)	3,990	63
EMCORE (1)(2)	12,600	121
Entegris (1)(2)	15,477	134
Exar (1)	6,250	82
Fairchild Semiconductor, Class A (1)	18,910	353
FEI (1)(2)	3,450	108
FormFactor (1)	6,500	288
FSI International (1)(2)	8,200	19
Genesis Microchip (1)(2)	11,600	91
Hi/fn (1)	7,709	63
Hittite Microwave (1)(2)	3,300	146
Integrated Device Technology (1)	29,659	459
Integrated Silicon Solution (1)	13,800	87
International Rectifier (1)	10,520	347
Intersil, Class A	19,376	648
IXYS (1)(2)	4,500	47
Kopin (1)(2)	8,100	31
Kulicke & Soffa (1)(2)	11,660	99
Lam Research (1)	17,420	928
LTX (1)(2)	11,850	42
Mattson Technology (1)	11,243	97
Microchip Technology	7,171	260
Microsemi (1)(2)	10,500	293
Mindspeed Technologies (1)(2)	8,950	15
MKS Instruments (1)	5,000	95
MoSys (1)(2)	9,600	68
Nanometrics (1)	12,500	112
NetLogic Microsystems (1)(2)	2,900	105
OmniVision Technologies (1)(2)	10,130	230
ON Semiconductor (1)(2)	33,960	427
PDF Solutions (1)(2)	4,601	45
Pericom Semiconductor (1)	6,100	71
Photronics (1)	8,760	100
PLX Technology (1)(2)	6,000	65
PMC-Sierra (1)(2)	25,600	215
Rambus (1)(2)	13,230	253
Rudolph Technologies (1)	3,600	50
Semitool (1)(2)	4,000	39
Semtech (1)	7,800	160
Sigma Designs (1)(2)	4,000	193
Silicon Image (1)	12,100	62
Silicon Laboratories (1)	8,550	357
Silicon Storage Technology (1)	10,590	34
Sirf Technology Holdings (1)(2)	7,400	158
Skyworks Solutions (1)	28,416	257
Spansion, Class A (1)(2)	14,400	122
SRS Labs (1)(2)	8,800	65
Tessera Technologies (1)	6,860	257
Trident Microsystems (1)(2)	8,700	138
Ultratech (1)(2)	5,600	78
Varian Semiconductor Equipment (1)	11,043	591
Veeco (1)(2)	5,029	97
Zoran (1)	9,387	190
		13,012
Software 2.8%
ACI Worldwide (1)	4,600	103
Activision (1)	30,233	653
Actuate (1)	10,400	67
Advent Software (1)(2)	3,200	150
Ansoft (1)	6,000	198
ANSYS (1)(2)	9,240	316
Aspen Technology (1)	12,100	173
AuthentiDate Holding (1)(2)	4,450	5
BEA Systems (1)	48,972	679
Blackbaud (2)	5,800	146
Borland Software (1)(2)	20,510	89
Bottomline Technologies (1)	3,500	44
Cadence Design Systems (1)(2)	32,917	730
CallWave (1)	4,500	13
Captaris (1)	7,600	40
Catapult Communications (1)(2)	5,200	40
Digimarc (1)	5,700	51
Epicor Software (1)(2)	9,800	135
EPIQ Systems (1)(2)	2,700	51
ePlus (1)	1,500	13
eSpeed, Class A (1)(2)	9,400	80
FactSet Research Systems	4,800	329
Fair Isaac (2)	7,485	270
FalconStor Software (1)	7,800	94
Informatica (1)	13,050	205
Interactive Intelligence (1)(2)	5,453	104
InterVoice (1)(2)	6,600	62
Jack Henry & Associates	8,650	224
JDA Software Group (1)	3,900	81
Lawson Software (1)(2)	14,500	145
Macrovision (1)(2)	7,010	173
Magma Design Automation (1)(2)	6,850	96
Manhattan Associates (1)	3,060	84
McAfee (1)	19,292	673
Mentor Graphics (1)	11,280	170
MICROS Systems (1)	4,120	268
MicroStrategy (1)	1,306	104
Napster (1)(2)	5,500	18
NAVTEQ (1)	12,000	936
Nuance Communications (1)(2)	19,311	373
OPNET Technologies (1)(2)	3,000	35
Parametric Technology (1)	13,700	239
Peerless Systems (1)(2)	3,300	7
Pegasystems (2)	5,300	63
Phoenix Technologies (1)	9,700	104
PLATO Learning (1)(2)	6,466	24
Progress Software (1)	4,450	135
Quality Systems (2)	2,400	88
Radiant Systems (1)(2)	3,550	56
Red Hat (1)	25,150	500
Renaissance Learning (2)	2,350	28
Salesforce.com (1)	11,140	572
SCO Group (1)	7,000	1
Secure Computing (1)(2)	12,190	119
Sonic Solutions (1)(2)	7,300	76
SPSS (1)	2,400	99
Sybase (1)	10,822	250
Synopsys (1)	17,286	468
Take-Two Interactive Software (1)(2)	10,545	180
TeleCommunication Systems (1)	5,800	23
THQ (1)	8,362	209
TIBCO Software (1)	27,980	207
Ultimate Software Group (1)(2)	3,500	122
Wind River Systems (1)	14,146	166
		11,956

Total Information Technology		57,714
MATERIALS 5.4%
Chemicals 2.5%
A. Schulman	4,350	86
Airgas	8,550	441
Albermarle	9,400	415
American Vanguard (2)	4,566	89
Arch Chemicals	3,390	159
Cabot	6,950	247
Calgon Carbon (1)(2)	8,700	121
Celanese, Series A	13,221	515
CF Industries	6,200	471
Chemtura	32,700	291
Cytec Industries	4,860	332
Ferro	6,360	127
FMC	8,400	437
Georgia Gulf (2)	5,550	77
H.B. Fuller	7,540	224
Huntsman	7,700	204
ICO (1)	9,700	137
Lubrizol	7,400	481
Lyondell Chemical	24,479	1,135
Minerals Technologies	2,355	158
Mosaic (1)	17,784	952
Nalco Holding	11,163	331
Nanophase Technologies (1)(2)	6,600	44
NewMarket (2)	2,300	114
NL Industries (2)	8,590	97
Olin	8,590	192
OM Group (1)	3,750	198
OMNOVA Solutions (1)	8,900	51
PolyOne (1)	12,930	97
Rockwood Holdings (1)	6,700	240
RPM International	11,400	273
Scotts Miracle-Gro	6,000	256
Sensient Technologies	5,080	147
Spartech	4,940	84
Symyx Technologies (1)(2)	9,550	83
Terra Industries (1)(2)	12,760	399
Valspar	10,900	297
W. R. Grace (1)(2)	7,800	210
Wellman (2)	4,300	10
Westlake Chemical (2)	5,121	130
		10,352
Construction Materials 0.4%
Eagle Materials (2)	4,270	153
Florida Rock Industries	6,662	416
Headwaters (1)(2)	6,600	98
Martin Marietta Materials (2)	5,200	695
Texas Industries (2)	2,880	226
U.S. Concrete (1)(2)	6,400	42
		1,630
Containers & Packaging 0.8%
AptarGroup	7,160	271
Caraustar Industries (1)(2)	8,450	38
Chesapeake Corporation (2)	5,860	50
Crown Holdings (1)	22,050	502
Graphic Packaging (1)(2)	29,313	132
Greif	3,900	237
Myers Industries	5,315	105
Owens-Illinois (1)	19,372	803
Packaging Corporation of America	8,855	257
Rock-Tenn, Class A	4,590	133
Silgan Holdings	4,360	234
Smurfit-Stone Container (1)	30,200	353
Sonoco Products	10,287	310
		3,425
Metals & Mining 1.3%
AK Steel (1)(2)	15,284	672
AMCOL International (2)	4,650	154
Brush Engineered Materials (1)(2)	1,700	88
Carpenter Technology	2,800	364
Century Aluminum (1)(2)	4,143	218
Cleveland-Cliffs (2)	5,100	449
Commercial Metals	13,200	418
Compass Minerals (2)	4,500	153
Hecla Mining (1)(2)	14,950	134
Metal Management	2,200	119
NN	3,300	32
Quanex (2)	4,140	195
Reliance Steel & Aluminum	7,700	435
Royal Gold (2)	3,150	103
RTI International Metals (1)	2,400	190
Ryerson (2)	4,100	138
Schnitzer Steel, Class A	3,975	291
Steel Dynamics	9,464	442
Stillwater Mining (1)(2)	9,916	102
Synalloy (2)	2,200	47
Titanium Metals (1)(2)	14,400	483
Universal Stainless & Alloy Products (1)(2)	1,800	72
US Gold (1)	7,200	45
Worthington Industries (2)	8,863	209
		5,553
Paper & Forest Products 0.4%
Bowater	6,700	100
Buckeye Technologies (1)	8,800	133
Deltic Timber (2)	2,100	120
Domtar (1)	55,700	457
Louisiana Pacific (2)	16,000	272
P. H. Glatfelter	9,600	143
Pope & Talbot (1)(2)	11,900	3
Schweitzer Mauduit	4,130	96
Wausau Paper (2)	9,000	100
		1,424

Total Materials		22,384
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 0.7%
Alaska Communications Systems Group (2)	7,200	104
Cincinnati Bell (1)	10,300	51
D&E Communications	6,609	94
General Communication, Class A (1)	5,870	71
Global Crossing (1)(2)	3,800	80
Hickory Technology	21,500	208
IDT, Class B (2)	8,229	69
Level 3 Communications (1)(2)	188,808	878
Neustar, Class A (1)(2)	8,000	274
North Pittsburgh Systems (2)	2,982	71
NTELOS Holdings	5,200	153
PAETEC Holding (1)(2)	9,000	112
Shenandoah Telecommunications (2)	5,700	124
SureWest Communications (2)	2,250	56
Time Warner Telecom, Class A (1)(2)	13,310	293
Verizon Communications	1,827	81
Warwick Valley Telephone (2)	3,600	51
		2,770
Wireless Telecommunication Services 2.0%
American Tower, Class A (1)(2)	55,638	2,422
Centennial Communications (1)	15,090	153
Crown Castle International (1)	27,352	1,111
Dobson Communications, Class A (1)	21,900	280
Leap Wireless International (1)	6,100	496
MetroPCS Communications (1)(2)	12,600	344
NII Holdings, Class B (1)	19,034	1,564
Rural Cellular, Class A (1)	3,700	161
SBA Communications (1)	11,800	416
Syniverse Holdings (1)	5,202	83
Telephone and Data Systems	11,290	754
U. S. Cellular (1)	6,693	657
		8,441

Total Telecommunication Services		11,211
UTILITIES 4.5%
Electric Utilities 1.3%
ALLETE (2)	3,082	138
Central Vermont Public Service (2)	3,600	132
Cleco (2)	7,600	192
DPL (2)	13,042	343
El Paso Electric (1)	5,800	134
Empire District Electric	4,960	112
Great Plains Energy (2)	9,833	283
Hawaiian Electric Industries (2)	9,300	202
IdaCorp (2)	5,010	164
ITC Holdings	4,700	233
MGE Energy (2)	3,500	117
Northeast Utilities	16,600	474
Otter Tail (2)	4,350	155
Pepco	23,003	623
Portland General Electric	5,500	153
Reliant Energy (1)	41,644	1,066
Sierra Pacific Resources	29,300	461
UIL Holdings	3,433	108
UniSource Energy	3,150	94
Unitil	3,300	97
Westar Energy	8,450	208
		5,489
Gas Utilities 1.2%
AGL Resources	8,150	323
Atmos Energy	8,360	237
Energen	7,220	412
EnergySouth (2)	2,250	113
Equitable Resources	13,660	709
Laclede Group	3,810	123
National Fuel Gas Company (2)	8,430	395
New Jersey Resources (2)	2,850	141
Northwest Natural Gas	3,790	173
ONEOK	16,172	767
Piedmont Natural Gas Company (2)	8,100	203
RGC Resources	4,243	113
SEMCO Energy (1)(2)	9,000	71
South Jersey Industries (2)	4,320	150
Southern Union	12,002	373
Southwest Gas	3,880	110
UGI	10,960	285
Washington Gas Light	5,900	200
		4,898
Independent Power Producers & Energy Traders 0.7%
Mirant (1)	33,200	1,351
NRG Energy (1)(2)	28,600	1,210
Ormat Technologies (2)	3,700	171
		2,732
Multi-Utilities 1.1%
Alliant	12,848	492
Avista	5,990	122
Black Hills (2)	4,440	182
CH Energy Group (2)	2,850	136
Energy East	15,950	432
Florida Public Utilities	11,449	135
MDU Resources Group	17,891	498
Northwestern (2)	4,600	125
NStar	10,774	375
OGE Energy	9,150	303
PNM Resources	7,619	177
Puget Energy	11,848	290
SCANA	11,840	459
Vectren (2)	8,749	239
Wisconsin Energy	12,570	566
		4,531
Water Utilities 0.2%
American States Water (2)	2,000	78
Aqua America (2)	19,746	448
BIW	3,400	79
California Water Service Group (2)	3,200	123
Connecticut Water Service (2)	8,050	186
Pennichuck (2)	3,166	77
		991
Total Utilities		18,641
Total Common Stocks (Cost $307,042)		397,084
SHORT-TERM INVESTMENTS 4.7%
Money Market Funds 4.3%
T. Rowe Price Reserve Investment Fund, 5.46% (3)(4)	18,062,378	18,062
		18,062
U.S. Treasury Obligations 0.4%
U.S. Treasury Bills, 3.85% 12/20/07 (5)	1,400,000	1,388
		1,388
Total Short-Term Investments (Cost $19,450)		19,450
SECURITIES LENDING COLLATERAL 23.4%
Money Market Trust 23.4%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.321% (4)	97,661,658	97,662
Total Securities Lending Collateral (Cost $97,662)		97,662
Total Investments in Securities
123.3% of Net Assets (Cost $424,154)		$514,196

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2007 -- total value of such securities at period-end amounts to $94,647. See Note 2.
(3)	Affiliated company - see Note 4.
(4)	Seven-day yield
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2007.
REIT	Real Estate Investment Trust

Open Futures Contracts at September 30, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 95 Russell Mini 2000 Index contracts,
$423 par of 3.85% U.S. Treasury Bills
pledged as initial margin	12/07	$7,725	$261
Long, 124 S&P Mid-Cap Mini 400 contracts,
$519 par of 3.85% U.S. Treasury Bills
pledged as initial margin	12/07	11,077	294
Long, 14 S&P Mini 500 Index contracts,
$58 par of 3.85% U.S. Treasury Bills
pledged as initial margin	12/07	1,077	36
Net payments (receipts) of variation
margin to date			(691)
Variation margin receivable (payable)
on open futures contracts			$(100)

(3) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/07	12/31/06
Agilysys	$ 20	$ -	$ -	$ 58	$ *
T. Rowe Price Reserve
Investment Fund, 5.46%	¤	¤	737	18,062	11,886
Totals			$ 737	$ 18,120	$ 11,886

‡	Includes dividend income of $737 and no interest income.
¤	Purchase and sale information not shown for cash management funds.
*	The issuer was not considered an affiliateed company at December 31, 2006.

The accompanying notes are an integral of this Portfolio of Investments.

T. Rowe Price Extended Equity Market Index Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor’s 500 Stock Index®, as represented by the Dow Jones Wilshire 4500 Completion Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2007, the value of loaned securities was $94,647,000; aggregate collateral consisted of $97,662,000 in the money market pooled trust and U.S. government securities valued at $372,000.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $424,154,000. Net unrealized gain aggregated $90,633,000 at period-end, of which $111,166,000 related to appreciated investments and $20,533,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 95.8%

CONSUMER DISCRETIONARY 10.1%
Auto Components 0.3%
American Axle & Manufacturing Holdings (1)	2,300	58
ArvinMeritor (1)	3,100	52
BorgWarner	1,600	146
Cooper Tire & Rubber	2,500	61
Gentex	5,600	120
Goodyear Tire & Rubber (1)(2)	5,900	179
Johnson Controls	5,900	697
Lear (1)(2)	2,600	84
Modine Manufacturing (1)	2,000	53
Proliance International (1)(2)	6,553	14
Standard Motor Products	2,300	22
TRW (2)	3,100	98
Visteon (1)(2)	6,186	32
WABCO Holdings	1,833	86
		1,702
Automobiles 0.3%
Fleetwood (1)(2)	7,100	61
Ford Motor (1)(2)	62,561	531
GM (1)	17,252	633
Harley-Davidson (1)	7,000	324
Thor Industries	1,800	81
Winnebago (1)	1,400	33
		1,663
Distributors 0.1%
Genuine Parts	4,300	215
Handleman (1)	2,200	6
InfoSonics (1)(2)	8,300	18
		239
Diversified Consumer Services 0.3%
Apollo Group, Class A (2)	4,225	254
Bright Horizons Family Solutions (1)(2)	1,600	69
Career Education (1)(2)	2,400	67
Corinthian Colleges (1)(2)	3,600	57
DeVry	2,200	82
H&R Block (1)	9,000	191
ITT Educational Services (2)	1,400	170
Matthews International, Class A (1)	1,600	70
Regis	1,200	38
Service Corporation International	10,000	129
Sotheby's (1)	2,552	122
Stewart Enterprises, Class A (1)	6,400	49
Strayer Education (1)	500	84
Weight Watchers (1)	2,500	144
		1,526
Hotels, Restaurants & Leisure 1.9%
Applebee's	2,637	66
Bob Evans Farms	2,500	75
Boyd Gaming	2,700	116
Brinker	3,825	105
Carnival (1)	16,300	789
CBRL Group (1)	1,400	57
CEC Entertainment (2)	1,300	35
Chipotle Mexican Grill (1)(2)	1,000	118
Choice Hotels International (1)	3,100	117
Darden Restaurants	4,300	180
Gaylord Entertainment (2)	1,500	80
Harrah's Entertainment	4,890	425
Hilton (1)	10,272	477
International Game Technology	16,500	711
International Speedway, Class A	1,600	73
Jack In The Box (2)	1,700	110
Krispy Kreme (1)(2)	4,200	17
Landry's Restaurants	1,100	29
Las Vegas Sands (1)(2)	4,100	547
Marriott, Class A	12,800	556
McDonald's	35,800	1,950
MGM Mirage (2)	5,000	447
MTR Gaming Group (1)(2)	3,000	29
Multimedia Games (1)(2)	2,800	24
P.F. Chang's China Bistro (1)(2)	1,100	33
Panera Bread, Class A (1)(2)	1,200	49
Papa John's International (2)	2,000	49
Pinnacle Entertainment (1)(2)	1,900	52
Rare Hospitality International (1)(2)	1,900	72
Royal Caribbean Cruises (1)	5,500	215
Ruby Tuesday (1)	2,200	40
Shuffle Master (1)(2)	3,200	48
Six Flags (1)(2)	2,800	10
Sonic (1)(2)	3,400	79
Speedway Motorsports (1)	1,600	59
Starbucks (2)	22,000	576
Starwood Hotels & Resorts Worldwide	6,200	377
Station Casinos (1)	2,000	175
The Cheesecake Factory (1)(2)	2,300	54
Triarc, Class B (1)	6,200	78
Vail Resorts (1)(2)	1,800	112
Wendy's (1)	2,700	94
WMS Industries (1)(2)	5,700	189
Wyndham Worldwide	5,330	175
Wynn Resorts (1)	1,700	268
Yum! Brands	14,800	501
		10,438
Household Durables 0.6%
American Greetings, Class A (1)	1,500	40
Beazer Homes (1)	1,900	16
Black & Decker (1)	2,000	167
Blyth	1,500	31
Cavco Industries (2)	1,940	65
Centex (1)	3,300	88
Champion Enterprises (1)(2)	4,500	49
D. R. Horton (1)	9,460	121
Ethan Allen Interiors (1)	1,400	46
Fortune Brands (1)	5,100	416
Furniture Brands International (1)	2,900	29
Harman International	1,700	147
Hovnanian Enterprises (1)(2)	2,100	23
Jarden (1)(2)	3,895	121
KB Home (1)	2,500	63
Kimball International, Class B (1)	3,700	42
La-Z-Boy (1)	2,600	19
Leggett & Platt (1)	4,400	84
Lennar, Class A (1)	4,200	95
Levitt, Class A (1)	3,075	6
Levitt, Rights, 10/07 (1)(2)	15,502	5
MDC Holdings (1)	1,145	47
Meritage Homes (1)(2)	1,100	16
Mohawk Industries (1)(2)	1,531	124
Newell Rubbermaid	7,676	221
NVR (1)(2)	480	226
Pulte (1)	6,600	90
Russ Berrie and Company (1)(2)	3,000	50
Ryland Group (1)	1,500	32
Skyline (1)	1,300	39
Snap-On	1,400	69
Standard Pacific (1)	2,500	14
Stanley Furniture (1)	1,200	19
Stanley Works	2,200	123
Tempur-Pedic	2,400	86
Toll Brothers (1)(2)	4,300	86
Tupperware Brands	3,100	98
Whirlpool (1)	2,322	207
		3,220
Internet & Catalog Retail 0.3%
Amazon.com (2)	12,100	1,127
Blue Nile (1)(2)	1,400	132
Expedia (1)(2)	10,824	345
Netflix (1)(2)	2,500	52
NutriSystem (1)(2)	700	33
Petmed Express (1)(2)	2,500	35
priceline.com (1)(2)	850	75
ValueVision Media (1)(2)	3,200	24
		1,823
Leisure Equipment & Products 0.2%
Arctic Cat (1)	1,900	31
Brunswick (1)	2,000	46
Callaway Golf (1)	2,800	45
Eastman Kodak (1)	7,500	201
Hasbro (1)	4,000	111
MarineMax (1)(2)	1,700	25
Mattel	10,700	251
Nautilus (1)	1,475	12
Oakley	2,900	84
Polaris Industries (1)	1,100	48
Pool (1)	2,305	57
		911
Media 3.0%
Arbitron (1)	680	31
Belo, Class A	1,900	33
Cablevision Systems, Class A (1)(2)	8,700	304
Catalina Marketing (2)	1,200	39
CBS, Class B (1)	21,429	675
Citadel Broadcasting (1)	7,695	32
Clear Channel Communications	13,401	502
Clear Channel Outdoor, Class A (1)(2)	2,900	74
Comcast, Class A (1)(2)	92,291	2,232
Cox Radio, Class A (1)(2)	2,200	29
DIRECTV (2)	32,450	788
Discovery Holding, Series A (2)	6,800	196
Disney	59,840	2,058
Dow Jones	2,200	131
DreamWorks Animation, Class A (2)	3,000	100
EchoStar Communications, Class A (2)	9,400	440
Emmis Communications (1)	1,200	6
Entercom Communications (1)	1,200	23
Entravision Communications, Class A (2)	4,400	41
Gannett	5,900	258
Gemstar TV Guide (1)(2)	10,237	71
Getty Images (2)	1,600	45
Gray Communications Systems (1)	1,700	14
Harte-Hanks	1,900	37
Hearst-Argyle Television (1)	1,700	44
Idearc (1)	4,305	135
Interactive Data	2,900	82
Interpublic Group (1)(2)	11,351	118
John Wiley & Sons (1)	1,900	85
Journal Register (1)	2,800	7
Lamar Advertising (1)	2,300	113
Lee Enterprises (1)	1,900	30
Liberty Global (1)(2)	11,307	464
Live Nation (1)(2)	3,475	74
Marvel Entertainment (2)	3,300	77
McClatchy (1)	1,916	38
McGraw-Hill	10,200	519
Media General, Class A	700	19
Mediacom Communications (1)(2)	2,800	20
Meredith	1,100	63
New York Times, Class A (1)	3,400	67
News Corporation, Class A	73,884	1,625
Nexstar Broadcasting (2)	1,200	13
Omnicom	9,000	433
Primedia (1)	2,283	32
R.H. Donnelley (1)(2)	2,340	131
Regal Entertainment Group, Class A (1)	5,800	127
Regent Communications (2)	6,500	17
Scholastic (2)	1,100	38
Scripps, Class A (1)	3,800	160
Sirius Satellite Radio (1)(2)	32,400	113
Spanish Broadcasting, Class A (1)(2)	3,000	8
Sun-Times Media Group, Class A (1)(2)	3,900	9
Time Warner	112,720	2,069
Time Warner Cable, Class A (2)	2,500	82
TiVo (1)(2)	5,200	33
Tribune (1)	3,139	86
Triple Crown Media (2)	6,330	39
Valassis Communications (1)(2)	1,700	15
Viacom, Class B (2)	21,029	819
Washington Post, Class B	220	177
XM Satellite Radio Holdings, Class A (1)(2)	8,200	116
		16,256
Multiline Retail 0.8%
99 Cents Only Stores (1)(2)	2,900	30
Big Lots (1)(2)	3,700	111
Dillards, Class A (1)	2,200	48
Dollar Tree Stores (2)	2,500	101
Family Dollar Stores (1)	4,500	120
J.C. Penney	6,200	393
Kohl's (2)	9,300	533
Macys	14,166	458
Nordstrom (1)	7,000	328
Saks (1)	4,375	75
Sears Holding (1)(2)	3,831	487
Target	25,300	1,608
Tuesday Morning (1)	1,800	16
		4,308
Specialty Retail 1.8%
Abercrombie & Fitch (1)	2,416	195
Advance Auto Parts	2,350	79
American Eagle Outfitters (1)	7,250	191
Ann Taylor Stores (2)	2,300	73
Autonation (1)(2)	6,300	112
AutoZone (1)(2)	1,900	221
Barnes & Noble (1)	1,600	56
Bed Bath & Beyond (1)(2)	7,500	256
Best Buy (1)	12,450	573
Blockbuster, Class A (1)(2)	6,600	35
Borders Group (1)	2,700	36
CarMax (1)(2)	6,658	135
Charming Shoppes (1)(2)	4,000	34
Chico's (1)(2)	5,200	73
Christopher & Banks (1)	1,700	21
Circuit City (1)	4,800	38
Collective Brands (1)(2)	2,806	62
Conns (1)(2)	1,000	24
Cost Plus (1)(2)	900	4
Deb Shops (1)	1,800	48
Dick's Sporting Goods (1)(2)	1,800	121
Foot Locker (1)	4,300	66
FranklinCovey (1)(2)	2,000	15
GameStop (2)	6,370	359
GAP	21,550	397
Genesco (1)(2)	900	41
Group One Automotive (1)	1,600	54
Guitar Center (1)(2)	800	47
Hibbett Sports (1)(2)	2,362	59
Home Depot	59,550	1,932
Hot Topic (1)(2)	2,350	17
Lowes	44,900	1,258
Men's Wearhouse (1)	1,800	91
O'Reilly Automotive (1)(2)	2,900	97
Office Depot (2)	8,400	173
OfficeMax	2,322	80
Pacific Sunwear (1)(2)	2,325	34
Pep Boys (1)	1,700	24
PetSmart	4,100	131
Pier 1 Imports (1)(2)	3,100	15
RadioShack (1)	3,700	76
Rent-A-Center (1)(2)	2,200	40
Ross Stores	4,200	108
Sally Beauty Supply (1)(2)	6,700	57
Select Comfort (1)(2)	2,850	40
Sherwin-Williams	3,600	237
Shoe Pavilion (2)	2,400	6
Staples	19,575	421
Talbots (1)	1,900	34
The Children's Place (2)	1,100	27
The Limited	10,755	246
Tiffany	3,300	173
TJX	12,600	366
Tween Brands (1)(2)	1,657	54
United Retail Group (2)	1,500	20
Urban Outfitters (1)(2)	5,200	113
West Marine (1)(2)	1,500	17
Williams-Sonoma (1)	2,700	88
Zale (1)(2)	1,600	37
Zumiez (1)(2)	1,400	62
		9,499
Textiles, Apparel & Luxury Goods 0.5%
Coach (2)	10,800	510
Columbia Sportswear (1)	1,500	83
Deckers Outdoor (1)(2)	1,000	110
Fossil (1)(2)	2,200	82
Hanesbrands (2)	3,000	84
Iconix Brand Group (2)	3,300	78
Jones Apparel Group (1)	3,500	74
K-Swiss, Class A (1)	2,000	46
Kellwood (1)	2,500	43
Liz Claiborne (1)	2,800	96
Movado Group (1)	2,000	64
Nike, Class B	13,400	786
Orange 21 (2)	7,300	36
Polo Ralph Lauren (1)	3,200	249
Quiksilver (1)(2)	5,400	77
Rocky Brands (1)(2)	8,200	87
Timberland, Class A (1)(2)	2,100	40
Unifi (1)(2)	7,500	21
V.F.	3,600	291
		2,857

Total Consumer Discretionary		54,442

CONSUMER STAPLES 8.0%
Beverages 1.8%
Anheuser-Busch	22,800	1,140
Brown-Forman, Class B (1)	2,800	210
Coca-Cola	61,000	3,506
Coca-Cola Enterprises	10,900	264
Constellation Brands, Class A (1)(2)	6,000	145
Hansen Natural (1)(2)	2,700	153
Molson Coors Brewing, Class B	2,300	229
Pepsi Bottling Group	6,600	245
PepsiAmericas	4,500	146
PepsiCo	49,570	3,632
		9,670
Food & Staples Retailing 1.9%
BJ's Wholesale Club (2)	2,000	66
Costco Wholesale	13,300	816
CVS Caremark	46,888	1,858
Great Atlantic & Pacific Tea (1)(2)	2,100	64
Kroger	20,100	573
Longs Drug Stores	1,200	59
Pantry (1)(2)	1,400	36
Performance Food Group (2)	2,100	63
Rite Aid (1)(2)	19,400	90
Ruddick (1)	2,200	74
Safeway (1)	15,100	500
Supervalu	5,699	222
Sysco	18,400	655
Topps	4,300	42
United Natural Foods (1)(2)	2,200	60
Wal-Mart	72,800	3,178
Walgreen	29,800	1,408
Weis Markets (1)	1,500	64
Whole Foods Market (1)	4,100	201
		10,029
Food Products 1.4%
Alico (1)	500	22
Archer-Daniels-Midland	19,072	631
Bunge Limited (1)	3,500	376
Campbell Soup	9,500	351
ConAgra	12,308	322
Corn Products International	2,800	128
Dean Foods (1)	3,379	86
Del Monte Foods	6,811	72
Flowers Foods (1)	4,015	88
General Mills	10,600	615
H.J. Heinz	8,800	407
Hain Celestial Group (1)(2)	2,100	67
Hershey Foods	6,400	297
Hormel Foods	3,900	140
J.M. Smucker	2,416	129
Kellogg	7,700	431
Kraft Foods, Class A	47,576	1,642
Lancaster Colony (1)	1,200	46
Lance	1,300	30
McCormick	4,100	147
Pilgrim's Pride	2,300	80
Sara Lee	20,000	334
Smithfield Foods (1)(2)	2,400	76
Tasty Baking	5,200	52
Tootsie Roll Industries (1)	1,850	49
Treehouse Foods (1)(2)	1,375	37
Tyson Foods, Class A	9,154	163
Wrigley	8,750	562
		7,380
Household Products 1.7%
Clorox	4,400	268
Colgate-Palmolive	15,500	1,105
Energizer (2)	2,000	222
Kimberly-Clark	12,600	885
Procter & Gamble	96,512	6,789
		9,269
Personal Products 0.2%
Alberto Culver	2,500	62
Avon	13,100	492
Bare Escentuals (1)(2)	3,200	80
Chattem (1)(2)	1,000	70
Elizabeth Arden (1)(2)	2,300	62
Estee Lauder, Class A (1)	5,500	233
NBTY (2)	2,300	93
Playtex Products (2)	5,400	99
		1,191
Tobacco 1.0%
Alliance One International (2)	4,200	28
Altria Group	64,600	4,492
Reynolds American (1)	8,466	538
Universal Corporation (1)	1,200	59
UST (1)	4,500	223
Vector Group (1)	3,944	88
		5,428

Total Consumer Staples		42,967
ENERGY 10.5%
Energy Equipment & Services 2.5%
Allis-Chalmers Energy (1)(2)	2,200	42
Atwood Oceanics (1)(2)	1,400	107
Baker Hughes	9,600	868
BJ Services (1)	9,300	247
Bristow Group (1)(2)	1,200	53
Cameron International (2)	3,200	295
Carbo Ceramics (1)	1,200	61
Diamond Offshore Drilling (1)	3,300	374
ENSCO International (1)	4,000	224
Exterran Holdings (1)(2)	2,407	193
FMC Technologies (2)	3,974	229
Global Industries (2)	4,700	121
GlobalSantaFe	7,096	539
Grant Prideco (2)	3,800	207
Halliburton	29,500	1,133
Helmerich & Payne	3,200	105
Hercules Offshore (2)	2,048	54
ION Geophysical (1)(2)	5,500	76
Nabors Industries (1)(2)	8,160	251
National Oilwell Varco (2)	5,384	778
Newpark Resources (2)	23,100	124
Noble Drilling	8,000	392
Oceaneering International (2)	2,400	182
OYO Geospace (1)(2)	800	74
Parker Drilling (1)(2)	6,800	55
Patterson-UTI Energy (1)	4,600	104
Pride International (2)	4,300	157
Rowan	3,100	113
Schlumberger	36,244	3,806
Smith International	5,800	414
Sulphco (1)(2)	5,600	49
Superior Energy Services (2)	2,900	103
TETRA Technologies (1)(2)	3,150	67
Tidewater (1)	1,300	82
Transocean (2)	8,725	986
Unit (2)	1,700	82
W-H Energy Services (2)	1,800	133
Weatherford International (2)	10,000	672
		13,552
Oil, Gas & Consumable Fuels 8.0%
Anadarko Petroleum	14,158	761
Apache	10,486	944
Arch Coal (1)	4,692	158
Arena Resources (1)(2)	2,400	157
Atlas America	1,400	72
Bill Barrett (1)(2)	1,900	75
Cabot Oil & Gas	3,900	137
Callon Petroleum (1)(2)	4,200	59
Chesapeake Energy (1)	12,508	441
Chevron	65,633	6,142
Cimarex Energy (1)	2,944	110
CNX Gas (1)(2)	5,200	150
ConocoPhillips	49,449	4,340
CONSOL Energy	5,900	275
Crosstex Energy (1)	4,100	156
Denbury Resources (2)	3,600	161
Devon Energy	13,932	1,159
El Paso Corporation	21,244	361
Encore Acquisition (2)	2,600	82
Energy Partners (2)	3,683	54
EOG Resources	7,600	550
Evergreen Energy (1)(2)	5,100	26
ExxonMobil	171,662	15,889
FieldPoint Petroleum (1)(2)	7,700	13
Forest Oil (1)(2)	2,100	90
Foundation Coal Holdings	1,900	75
Frontier Oil	5,100	212
General Maritime (1)	2,300	64
GMX Resources (1)(2)	1,600	52
Helix Energy Solutions Group (1)(2)	2,610	111
Hess	7,800	519
Marathon Oil	20,608	1,175
Mariner Energy (1)(2)	3,333	69
Massey Energy (1)	2,300	50
Murphy Oil	5,800	405
Newfield Exploration (2)	3,900	188
Noble Energy	5,200	364
Occidental Petroleum	25,500	1,634
Pacific Ethanol (1)(2)	2,000	19
Peabody Energy	8,400	402
Penn Virginia	2,000	88
Petrohawk Energy (1)(2)	5,600	92
Petroleum Development (1)(2)	1,900	84
Pioneer Natural Resources	3,600	162
Plains Exploration & Production (1)(2)	2,900	128
Pogo Producing (1)	1,900	101
Quicksilver Resources (1)(2)	2,750	129
Range Resources	3,700	151
Southwestern Energy (2)	5,100	214
Spectra Energy	23,426	574
Stone Energy (1)(2)	1,600	64
Sunoco	4,200	297
Syntroleum (2)	6,600	12
Tesoro Petroleum	5,200	239
Transmeridian Exploration (1)(2)	11,800	25
Ultra Petroleum (2)	5,100	316
Valero Energy	17,314	1,163
Whiting Petroleum (2)	1,500	67
Williams Companies	17,285	589
World Fuel Services (1)	2,400	98
XTO Energy	11,842	732
		43,026

Total Energy		56,578
FINANCIALS 18.8%
Capital Markets 3.0%
A.G. Edwards	2,500	209
Affiliated Managers Group (1)(2)	2,300	293
Allied Capital	4,400	129
American Capital Strategies (1)	4,800	205
Ameriprise Financial	6,700	423
Apollo Investment (1)	3,100	64
Bank of New York Mellon	33,960	1,499
Bear Stearns (1)	3,527	433
Blackrock (1)	700	121
Charles Schwab	35,406	765
Cohen & Steers (1)	1,900	70
E*TRADE Financial (1)(2)	12,100	158
Eaton Vance	3,500	140
Federated Investors, Class B	2,750	109
Franklin Resources	6,900	880
GFI Group (1)(2)	900	77
Goldman Sachs	12,460	2,701
Greenhill (1)	1,300	79
Investment Technology Group (1)(2)	2,300	99
Janus Capital Group (1)	5,400	153
Jefferies Group (1)	3,400	95
Knight Capital Group (1)(2)	5,900	71
LaBranche & Company (1)(2)	3,900	18
Legg Mason (1)	3,650	308
Lehman Brothers (1)	16,068	992
Merrill Lynch	26,684	1,902
Morgan Stanley	31,700	1,997
Northern Trust	5,700	378
Nuveen Investments (1)	2,600	161
Piper Jaffray Companies (1)(2)	1,215	65
Raymond James Financial	3,225	106
SEI	5,600	153
State Street	11,630	793
Stifel Financial (1)(2)	1,700	98
TD Ameritrade Holding (1)(2)	15,000	273
Waddell & Reed Financial, Class A	2,951	80
Westwood Holdings Group (1)	3,200	110
		16,207
Commercial Banks 3.5%
1st Source (1)	2,013	46
Amcore Financial (1)	2,400	60
Associated Banc-Corp (1)	3,767	112
Banco de Bilbao Vizcaya, ADR (1)	2,356	55
Bancorp South (1)	2,700	66
Bank of Hawaii	1,600	85
Bank of the Ozarks (1)	3,600	110
BB&T	15,412	622
BOK Financial	1,615	83
Boston Private Financial (1)	1,900	53
Capital Corp of the West (1)	2,300	42
Capitol Bancorp Limited (1)	1,247	31
Chittenden	1,068	38
Citizens Republic Bancorp (1)	2,979	48
City National (1)	1,100	76
Colonial BancGroup (1)	3,200	69
Comerica	4,000	205
Commerce Bancorp (1)	4,900	190
Commerce Bancshares	1,664	76
Community Banks (1)	2,957	88
Community Capital	2,000	40
Cullen/Frost Bankers	1,200	60
CVB Financial (1)	5,239	61
East West Bancorp (1)	2,200	79
Fidelity Southern (1)	4,600	69
Fifth Third Bancorp (1)	16,309	553
First Charter (1)	2,500	75
First Financial Bancorp (1)	4,670	60
First Horizon National (1)	3,500	93
First Merchants (1)	2,630	57
First Midwest Bancorp (1)	1,950	67
FirstBank Puerto Rico	4,900	47
FirstMerit (1)	2,000	40
FNB (1)	3,992	66
Frontier Financial (1)	2,300	54
Fulton Financial (1)	3,974	57
German American Bancorp	6,574	90
Greater Bay Bancorp	2,200	61
Hancock Holding	1,300	52
Horizon Financial (1)	2,875	58
Huntington Bancshares (1)	9,606	163
IBERIABANK (1)	1,450	76
Integra Bank (1)	2,971	54
International Bancshares (1)	3,812	83
KeyCorp	10,200	330
M & T Bank	2,700	279
Marshall & Ilsley (1)	6,893	302
Metrocorp Bancshares	4,200	68
Midwest Banc Holdings (1)	2,700	40
National City (1)	22,491	564
NBT Bancorp (1)	2,900	63
Old National Bancorp (1)	2,112	35
Omega Financial (1)	3,000	79
Oriental Financial Group	4,427	51
Pacific Capital Bancorp (1)	1,710	45
Park National (1)	715	62
Peoples Bancorp (1)	4,345	114
PNC Financial Services Group	9,917	675
Popular (1)	7,000	86
Prosperity Bancshares (1)	2,200	73
Provident Bankshares (1)	1,599	50
Regions Financial (1)	20,356	600
Renasant (1)	2,475	54
S&T Bancorp (1)	1,100	35
Sandy Spring Bancorp (1)	2,000	60
Signature Bank (2)	1,300	46
South Financial Group	2,465	56
Southwest Bancorp of Oklahoma	4,200	79
Sterling Bancshares (1)	3,725	42
SunTrust	10,570	800
Susquehanna Bancshares (1)	2,000	40
SVB Financial Group (1)(2)	900	43
Synovus Financial	7,700	216
TCF Financial (1)	4,200	110
Texas Capital Bancshares (1)(2)	3,600	78
Trustmark (1)	1,500	42
U.S. Bancorp (1)	52,955	1,723
U.S.B. Holding (1)	4,032	94
UCBH Holdings (1)	3,400	59
UMB Financial	996	43
UnionBanCal	3,300	193
United Bankshares (1)	1,300	40
Valley National Bancorp (1)	3,248	72
Wachovia	58,447	2,931
Webster Financial	2,003	84
Wells Fargo	102,104	3,637
WesBanco (1)	1,700	42
WestAmerica (1)	1,100	55
Whitney Holding	2,125	56
Wilmington Trust (1)	1,500	58
Wintrust Financial (1)	1,050	45
Zions Bancorp	2,901	199
		18,818
Consumer Finance 0.8%
Advance America Cash Advance Centers (1)	3,500	37
American Express	36,800	2,185
AmeriCredit (1)(2)	4,100	72
Capital One Financial	12,527	832
CompuCredit (1)(2)	2,100	46
Discover Financial (2)	16,100	335
First Marblehead (1)	1,200	46
SLM Corporation	12,400	616
Student Loan	800	144
United PanAm Financial (1)(2)	2,100	17
World Acceptance (1)(2)	1,300	43
		4,373
Diversified Financial Services 4.1%
Bank of America	135,967	6,835
CIT Group	5,500	221
Citigroup	152,714	7,127
CME Group	1,930	1,134
IntercontinentalExchange (1)(2)	2,000	304
JPMorgan Chase	103,877	4,760
Leucadia National (1)	5,962	288
Moody's (1)	7,500	378
NASDAQ Stock Market (2)	3,300	124
NYMEX Holdings (1)	2,600	338
NYSE Euronext	8,200	649
		22,158
Insurance 4.1%
ACE Limited	9,700	587
AFLAC	14,100	804
Alfa (1)	4,300	78
Alleghany (1)	314	127
Allstate	18,000	1,029
Ambac Financial Group (1)	2,850	179
American Financial Group (1)	3,650	104
American International Group	78,918	5,339
Aon (1)	8,350	374
Arthur J. Gallagher (1)	2,600	75
Assurant (1)	3,300	177
Brown & Brown	3,800	100
Chubb	12,000	644
Cincinnati Financial	3,969	172
Commerce Group (1)	2,700	80
Conseco (2)	5,000	80
Delphi Financial, Class A	1,975	80
Erie Indemnity, Class A (1)	1,800	110
Everest Re Group	1,800	198
FBL Financial, Class A	1,832	72
Fidelity National Financial (1)	10,877	190
First American Financial (1)	2,485	91
FPIC Insurance Group (1)(2)	1,700	73
Genworth Financial, Class A	13,500	415
Great American Financial Resources (1)	2,600	64
Hanover Insurance Group	1,400	62
Hartford Financial Services	9,800	907
HCC Insurance Holdings	2,750	79
Hilb Rogal & Hobbs	1,400	61
Horace Mann Educators	1,800	35
Infinity Property & Casualty	1,200	48
Kansas City Life Insurance	2,000	88
LandAmerica Financial Group (1)	900	35
Lincoln National	7,484	494
Loews	15,800	764
Markel (2)	380	184
Marsh & McLennan (1)	16,500	421
MBIA (1)	3,400	208
Mercury General (1)	1,400	75
MetLife	22,100	1,541
Midland (1)	1,500	82
Nationwide Financial Services, Class A (1)	3,600	194
Navigators Group (2)	1,600	87
Odyssey Re Holdings (1)	2,900	108
Old Republic International	5,187	97
Phoenix Companies	5,100	72
Presidential Life	2,600	44
Principal Financial Group	7,100	448
ProAssurance (1)(2)	1,124	61
Progressive Corporation	21,000	408
Protective Life	1,500	64
Prudential Financial	14,100	1,376
Reinsurance Group of America (1)	2,300	130
RLI (1)	1,300	74
Safeco	3,300	202
StanCorp Financial Group	1,600	79
The Travelers Companies	19,323	973
Torchmark	2,600	162
United Fire & Casualty (1)	1,300	51
Unitrin	1,800	89
Unum Group	8,000	196
W. R. Berkley	5,237	155
White Mountains Insurance Group (1)	300	156
XL Capital (1)	5,000	396
Zenith National (1)	1,650	74
		22,022
Real Estate Investment Trusts (REITs) 1.9%
Agree Realty, REIT (1)	3,100	97
AIMCO, REIT	2,900	131
Alexandria Real Estate Equities, REIT	1,000	96
AMB Property, REIT	2,600	156
AmeriVest Properties, REIT (2)	10,000	—
Archstone-Smith Trust, REIT (1)	7,000	421
Avalonbay Communities, REIT	2,307	272
Boston Properties, REIT	3,800	395
Brandywine Realty Trust, REIT (1)	1,900	48
BRE Properties, Class A, REIT (1)	1,700	95
Camden Property Trust, REIT (1)	1,800	116
CBL & Associates Properties, REIT (1)	2,200	77
Cousins Properties, REIT	2,250	66
Developers Diversified Realty, REIT	3,600	201
Digital Realty Trust, REIT (1)	1,700	67
Duke Realty, REIT	3,800	128
EastGroup Properties, REIT (1)	1,600	72
Equity Lifestyle Properties, REIT (1)	1,700	88
Equity Residential, REIT	8,400	356
Essex Property Trust, REIT (1)	800	94
Federal Realty Investment Trust, REIT	1,800	159
FelCor Lodging Trust, REIT	3,748	75
First Industrial Realty, REIT	2,100	82
Friedman, Billings, Ramsey Group, Class A, REIT (1)	8,300	38
General Growth Properties, REIT (1)	7,300	391
Getty Realty, REIT (1)	5,600	152
HCP, REIT	5,900	196
Health Care, REIT	2,200	97
Highwoods Properties, REIT (1)	1,500	55
Home Properties of New York, REIT	1,400	73
Hospitality Properties Trust, REIT	2,800	114
Host Hotels And Resorts, REIT (1)	15,283	343
Kilroy Realty, REIT (1)	1,300	79
Kimco Realty, REIT (1)	6,870	311
Liberty Property Trust, REIT	2,600	105
Macerich Company, REIT	2,500	219
Mack-Cali Realty, REIT (1)	2,100	86
Maguire Properties, REIT	3,000	77
Mid-America Apartment Communities, REIT	1,200	60
Mission West Properties, REIT (1)	8,900	108
Monmouth Real Estate Investment Trust, Class A, REIT	19,182	162
Nationwide Health Properties, REIT	3,800	115
One Liberty Properties, REIT	6,100	119
Parkway Properties, REIT (1)	1,900	84
Pennsylvania, REIT	2,030	79
Plum Creek Timber, REIT (1)	4,944	221
PMC Commercial Trust, REIT	9,791	128
Post Properties, REIT (1)	1,800	70
Potlatch, REIT	1,388	63
ProLogis, REIT	7,891	524
Public Storage, REIT	4,894	385
Rayonier, REIT	2,394	115
Realty Income, REIT	4,400	123
Regency Centers, REIT	1,900	146
Senior Housing Properties, REIT (1)	2,200	49
Simon Property Group, REIT	6,881	688
SL Green Realty, REIT (1)	1,870	218
Strategic Hotels & Resorts, REIT (1)	3,300	68
Taubman Centers, REIT	2,200	120
Thornburg Mortgage, REIT (1)	6,500	84
UDR, REIT (1)	3,800	92
Ventas, REIT	3,900	161
Vornado Realty Trust, REIT	4,200	459
Weingarten Realty Investors, REIT (1)	2,875	119
		10,188
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Class A (1)(2)	7,500	209
Consolidated-Tomoka Land (1)	900	60
Forest City Enterprises, Class A (1)	4,000	221
Reis (2)	10,500	77
St. Joe (1)	2,000	67
		634
Thrifts & Mortgage Finance 1.3%
Anchor Bancorp Wisconsin (1)	3,000	81
Astoria Financial	3,625	96
BankAtlantic, Class A (1)	2,700	23
Berkshire Hills Bancorp (1)	3,400	103
Brookline Bancorp (1)	5,993	69
Capitol Federal Financial (1)	3,900	133
CORUS Bankshares (1)	2,600	34
Countrywide Financial (1)	23,198	441
Doral Financial (1)(2)	262	6
Downey Financial (1)	1,200	69
Fannie Mae	29,500	1,794
First Busey (1)	4,950	108
First Niagara Financial (1)	7,005	99
FirstFed Financial (1)(2)	800	40
Flushing Financial (1)	6,650	112
Freddie Mac	20,300	1,198
Fremont General (1)	3,100	12
Hudson City Bancorp	15,209	234
IndyMac Bank (1)	2,400	57
MGIC Investment (1)	2,400	77
New York Community Bancorp (1)	8,953	171
Northwest Bancorp (1)	3,200	91
Peoples United Financial	11,077	191
PMI Group (1)	2,500	82
Radian (1)	2,700	63
Sovereign Bancorp	11,572	197
Triad Guaranty (1)(2)	1,100	21
Washington Federal	2,842	75
Washington Mutual	26,610	940
		6,617

Total Financials		101,017
HEALTH CARE 11.2%
Biotechnology 1.6%
Alexion Pharmaceutical (1)(2)	1,700	111
Alkermes (2)	3,900	72
Amgen (2)	35,560	2,012
Amylin Pharmaceuticals (1)(2)	3,800	190
Ariad Pharmaceuticals (1)(2)	7,200	33
Array BioPharma (1)(2)	3,500	39
AVI BioPharma (1)(2)	4,000	10
Biogen Idec (2)	9,710	644
BioMarin Pharmaceutical (1)(2)	5,500	137
Celgene (2)	11,800	842
Cell Genesys (2)	4,700	18
Cephalon (1)(2)	1,900	139
Cubist Pharmaceuticals (1)(2)	2,200	47
CuraGen (1)(2)	5,300	7
CV Therapeutics (1)(2)	2,500	22
Cytrx (1)(2)	6,400	22
Dendreon (1)(2)	5,000	39
Encysive Pharmaceuticals (1)(2)	13,500	20
Enzon Pharmaceuticals (1)(2)	4,300	38
Genentech (2)	14,500	1,131
Genzyme (2)	7,649	474
Gilead Sciences (2)	28,260	1,155
Human Genome Sciences (1)(2)	4,600	47
ImClone Systems (1)(2)	2,307	95
ImmunoGen (1)(2)	4,700	22
Immunomedics (1)(2)	6,100	14
Incyte (1)(2)	4,400	32
InterMune (1)(2)	1,900	36
Isis Pharmaceuticals (1)(2)	4,605	69
Lexicon Pharmaceuticals (2)	5,000	17
Martek Biosciences (2)	1,400	41
Medarex (1)(2)	4,700	67
Millennium Pharmaceuticals (1)(2)	10,085	102
Myriad Genetics (1)(2)	2,500	130
NeoPharm (2)	4,205	4
Neose Technologies (1)(2)	2,700	4
Neurocrine Biosciences (1)(2)	2,500	25
NPS Pharmaceuticals (2)	2,500	14
ONYX Pharmaceuticals (1)(2)	2,300	100
OSI Pharmaceuticals (1)(2)	2,250	77
OSI Pharmaceuticals, Rights, 06/12/08 (2)	90	—
OXiGENE (1)(2)	6,400	23
PDL Biopharma (1)(2)	3,600	78
Pharmacopeia (1)(2)	3,900	22
Progenics Pharmaceuticals (1)(2)	2,300	51
Regeneron Pharmaceuticals (1)(2)	3,600	64
Sangamo BioSciences (1)(2)	3,700	52
Theravance (1)(2)	2,900	76
Trimeris (2)	2,600	20
Vertex Pharmaceuticals (1)(2)	3,448	132
		8,616
Health Care Equipment & Supplies 2.0%
Advanced Medical Optics (2)	2,392	73
Align Technology (1)(2)	3,600	91
American Medical Systems (1)(2)	2,900	49
Analogic	800	51
Anika Therapeutics (2)	3,600	75
Arrow International (1)	1,800	82
ArthroCare (1)(2)	1,300	73
Aspect Medical Systems (1)(2)	2,000	27
Bausch & Lomb (1)	1,200	77
Baxter International	20,000	1,126
Beckman Coulter	1,700	125
Becton, Dickinson	6,900	566
Boston Scientific (2)	38,339	535
C.R. Bard	2,600	229
Cantel Medical (1)(2)	2,400	37
Cerus (1)(2)	4,800	42
Cooper Companies (1)	1,300	68
Covidien (2)	14,650	608
Cytyc (2)	3,600	172
Dade Behring Holdings	2,200	168
Dentsply International	4,200	175
DJO (1)(2)	1,500	74
Edwards Lifesciences (1)(2)	1,360	67
Exactech (1)(2)	3,800	61
Gen-Probe (2)	1,800	120
Haemonetics (2)	1,300	64
Healthtronics (2)	4,300	22
Hologic (2)	1,900	116
Hospira (2)	4,290	178
ICU Medical (1)(2)	1,400	54
IDEXX Laboratories (2)	900	99
Immucor (2)	1,400	50
Integra LifeSciences (1)(2)	1,400	68
Intuitive Surgical (2)	1,000	230
Invacare (1)	1,300	30
Inverness Medical Innovations (2)	1,680	93
Invitrogen (2)	1,200	98
Kinetic Concepts (1)(2)	2,100	118
Kyphon (1)(2)	900	63
Lifecore Biomedical (2)	2,300	30
Medical Action Industries (1)(2)	2,350	56
Medtronic	37,020	2,088
NMT Medical (1)(2)	2,700	21
OraSure Technologies (1)(2)	4,500	45
Palomar Medical Technologies (1)(2)	1,400	40
Regeneration Technologies (1)(2)	3,500	37
ResMed (1)(2)	5,800	249
Respironics (2)	2,400	115
St. Jude Medical (2)	10,000	441
Steris	2,000	55
Stryker	7,300	502
SurModics (1)(2)	1,200	59
Synergetics USA (1)(2)	7,000	27
Thoratec (1)(2)	3,000	62
Varian Medical Systems (2)	3,600	151
Vital Signs	1,100	57
West Pharmaceutical Services (1)	1,400	58
Zimmer Holdings (2)	7,160	580
Zoll Medical (1)(2)	2,200	57
		10,784
Health Care Providers & Services 2.1%
Aetna	15,200	825
AmerisourceBergen	5,432	246
AMN Healthcare Services (1)(2)	1,852	35
AmSurg, Class A (1)(2)	2,500	58
Apria Healthcare (1)(2)	2,100	55
BioScrip (2)	5,500	35
Birner Dental Management (1)	1,800	35
Brookdale Senior Living (1)	5,400	215
Cardinal Health	11,705	732
CIGNA	9,300	496
Community Health Systems (1)(2)	2,400	75
CorVel (1)(2)	1,625	38
Coventry Health Care (2)	4,614	287
Cross Country Healthcare (1)(2)	1,700	30
DaVita (2)	3,099	196
Emeritus (1)(2)	1,900	51
Express Scripts (2)	8,300	463
Gentiva Health Services (2)	3,075	59
Health Management (1)	7,300	51
Health Net (2)	3,200	173
Henry Schein (2)	2,300	140
Hooper Holmes (2)	5,300	12
Humana (2)	5,000	349
Laboratory Corporation of America (2)	3,800	297
Landauer (1)	2,100	107
LifePoint Hospitals (1)(2)	2,547	76
Lincare Holdings (2)	2,800	103
Manor Care (1)	2,500	161
McKesson	8,851	520
Medco (2)	8,446	763
Omnicare	3,400	113
Patterson Companies (2)	3,800	147
PharMerica (1)(2)	2,252	34
PSS World Medical (1)(2)	3,000	57
Psychemedics (1)	2,075	36
Psychiatric Solutions (1)(2)	2,800	110
Q-Med (1)(2)	6,200	16
Quest Diagnostics (1)	5,200	300
Rural/Metro (2)	4,300	14
Sierra Health Services (2)	2,400	101
Sunrise Senior Living (1)(2)	1,800	64
Tenet Healthcare (1)(2)	13,050	44
UnitedHealth Group	41,622	2,016
Universal Health Services	1,500	82
VCA Antech (2)	1,900	79
WellCare Health Plans (2)	700	74
WellPoint (2)	19,704	1,555
		11,525
Health Care Technology 0.1%
Allscripts Healthcare (1)(2)	2,900	78
Cerner (1)(2)	1,900	114
Eclipsys (1)(2)	2,700	63
HLTH (1)(2)	7,110	101
IMS Health	6,300	193
Omnicell (1)(2)	2,800	80
		629
Life Sciences Tools & Services 0.5%
Affymetrix (1)(2)	1,800	46
Albany Molecular Research (1)(2)	2,400	36
Applera	5,500	190
Bio-Rad Laboratories, Class A (2)	1,000	90
Bruker BioSciences (1)(2)	5,700	50
Charles River Laboratories International (2)	1,968	110
Covance (2)	2,200	171
Dionex (1)(2)	700	56
Exelixis (1)(2)	5,700	60
illumina (1)(2)	1,400	73
Luminex (1)(2)	2,800	42
Millipore (1)(2)	1,300	99
Nektar Therapeutics (1)(2)	3,800	34
PerkinElmer	3,735	109
Pharmaceutical Product Development	3,600	128
Qiagen NV (1)(2)	442	9
Techne (2)	1,100	69
Thermo Fisher Scientific (2)	12,278	709
Varian (2)	1,300	83
Ventana Medical Systems (2)	1,300	112
Waters Corporation (2)	2,800	187
		2,463
Pharmaceuticals 4.9%
Abbott Laboratories	47,400	2,542
Adolor (1)(2)	3,700	13
Allergan	9,230	595
Alpharma, Class A (1)	1,800	38
Atherogenics (1)(2)	3,500	6
Barr Pharmaceuticals (2)	3,201	182
Bristol-Myers Squibb	59,600	1,718
Eli Lilly	30,600	1,742
Endo Pharmaceutical (2)	3,800	118
Forest Laboratories (2)	10,000	373
Johnson & Johnson	89,775	5,898
K-V Pharmaceutical, Class A (1)(2)	2,100	60
King Pharmaceuticals (2)	7,689	90
Medicines Company (1)(2)	2,500	44
Medicis Pharmaceutical, Class A (1)	2,000	61
Merck	66,294	3,427
MGI Pharma (1)(2)	3,300	92
Mylan (1)	7,975	127
Noven Pharmaceuticals (1)(2)	2,100	33
Par Pharmaceutical (1)(2)	1,300	24
Perrigo (1)	4,100	87
Pfizer	215,305	5,260
Schering-Plough	49,600	1,569
Sciele Pharma (1)(2)	2,200	57
Sepracor (2)	3,300	91
Valeant Pharmaceuticals (1)(2)	2,500	39
ViroPharma (1)(2)	2,000	18
Watson Pharmaceuticals (2)	2,400	78
Wyeth	41,100	1,831
		26,213

Total Health Care		60,230

INDUSTRIALS & BUSINESS SERVICES 11.5%
Aerospace & Defense 2.5%
Alliant Techsystems (1)(2)	1,025	112
American Science Engineering (1)	600	38
BE Aerospace (2)	4,000	166
Boeing	24,300	2,551
Ceradyne (1)(2)	600	46
Curtiss-Wright	2,000	95
DRS Technologies	1,713	95
Esterline Technologies (2)	900	51
GenCorp (1)(2)	3,300	40
General Dynamics	12,600	1,064
Goodrich	3,640	248
Harris	3,500	202
Hexcel (1)(2)	4,200	95
Honeywell International	23,625	1,405
L-3 Communication	3,400	347
Ladish Company (1)(2)	1,700	94
Lockheed Martin	11,400	1,237
MTC Technologies (1)(2)	1,700	33
Northrop Grumman	10,302	804
Precision Castparts	4,068	602
Raytheon	12,900	823
Rockwell Collins	4,700	343
Spirit AeroSystems Holdings, Class A (2)	3,300	129
Taser International (1)(2)	6,400	100
Teledyne Technologies (2)	1,500	80
United Industrial (1)	1,300	98
United Technologies	30,404	2,447
		13,345
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide	5,200	282
Expeditors International of Washington (1)	6,300	298
FedEx	9,200	964
Forward Air (1)	1,650	49
UPS, Class B	32,300	2,426
		4,019
Airlines 0.2%
AirTran (1)(2)	3,400	33
Alaska Air Group (1)(2)	1,600	37
AMR (1)(2)	6,900	154
Continental Airlines, Class B (1)(2)	3,000	99
JetBlue Airways (1)(2)	6,162	57
SkyWest	2,800	71
Southwest Airlines (1)	22,437	332
UAL (1)(2)	3,100	144
US Airways Group (1)(2)	3,200	84
		1,011
Building Products 0.2%
AAON	3,525	70
American Standard	5,500	196
Ameron International (1)	900	95
Lennox International	2,200	74
Masco	11,200	259
Owens Corning (1)(2)	3,000	75
Universal Forest Products (1)	1,000	30
USG (1)(2)	2,600	98
		897
Commercial Services & Supplies 0.8%
ACCO Brands (1)(2)	2,169	49
Administaff	1,200	44
Advisory Board (2)	900	53
Allied Waste Industries (1)(2)	10,660	136
Avery Dennison (1)	2,600	148
Barrett Business (1)	1,900	45
Brinks Company (1)	1,600	89
ChoicePoint (2)	2,066	78
Cintas	4,200	156
Consolidated Graphics (2)	1,300	82
Copart (2)	2,950	101
Corporate Executive Board (1)	1,100	82
Corrections Corporation of America (2)	4,268	112
CoStar Group (1)(2)	1,000	53
Covanta Holding (1)(2)	3,000	74
Deluxe	2,100	77
Diamond Management & Technology Consultants	3,400	31
Dun & Bradstreet	1,600	158
Equifax	3,500	133
G & K Services, Class A	900	36
GEO (2)	3,200	95
Herman Miller	2,000	54
HNI Corporation (1)	1,300	47
Hudson Highland Group (2)	1,314	17
ICT Group (1)(2)	2,200	29
IHS (2)	2,400	136
IKON Office Solutions	4,100	53
Korn/Ferry International (1)(2)	2,000	33
Labor Ready (1)(2)	3,000	56
Learning Tree International (1)(2)	1,700	30
Manpower	2,100	135
McGrath RentCorp (1)	1,400	47
PHH (1)(2)	1,187	31
Pitney Bowes (1)	5,700	259
R.R. Donnelley	6,300	230
Republic Services	5,100	167
Robert Half International	4,000	119
Rollins (1)	2,400	64
School Specialty (1)(2)	1,000	35
Spherion (2)	3,200	26
Stericycle (2)	3,000	171
Team (1)(2)	2,800	77
TeleTech Holdings (1)(2)	2,400	57
Tetra Tech (1)(2)	2,025	43
Thomas Group	2,100	19
TRM Copy Centers (1)(2)	4,600	4
United Stationers (2)	700	39
Viad	1,100	40
VSE	2,400	113
Waste Connections (2)	2,550	81
Waste Management	14,060	531
Westaff (2)	3,200	13
		4,588
Construction & Engineering 0.3%
EMCOR Group (2)	2,800	88
Fluor (1)	2,400	345
Foster Wheeler (2)	2,000	263
Granite Construction	1,550	82
Insituform Technologies (1)(2)	2,100	32
Jacobs Engineering Group (2)	3,400	257
KBR (2)	4,800	186
Quanta Services (1)(2)	4,750	126
Shaw Group (2)	3,200	186
		1,565
Electrical Equipment 0.7%
Acuity Brands	1,800	91
American Superconductor (1)(2)	3,600	74
Ametek	2,700	117
AZZ (1)(2)	2,200	77
Baldor Electric (1)	1,500	60
Belden (1)	1,700	80
Brady, Class A (1)	1,800	64
C&D Technologies (1)(2)	3,400	17
Cooper Industries, Class A	7,800	398
Emerson Electric	23,000	1,224
Energy Conversion Devices (1)(2)	1,400	32
FuelCell Energy (1)(2)	4,300	38
General Cable (1)(2)	2,700	181
Genlyte Group (2)	1,100	71
GrafTech International (1)(2)	8,400	150
Hubbell, Class B	1,600	91
Plug Power (1)(2)	6,900	21
Regal-Beloit (1)	1,600	77
Rockwell Automation	4,300	299
SunPower (1)(2)	1,400	116
Thomas & Betts (2)	1,700	100
Ultralife Batteries (1)(2)	3,500	45
UQM Technologies (1)(2)	4,400	16
Vicor (1)	1,900	23
Woodward Governor (1)	2,100	131
		3,593
Industrial Conglomerates 3.2%
3M	21,900	2,049
Carlisle Companies	1,800	87
GE	315,606	13,066
McDermott International (2)	8,700	471
Roper Industries (1)	2,100	138
Teleflex	900	70
Textron	7,000	435
Tredegar	3,000	52
Tyco International	21,550	956
		17,324
Machinery 1.9%
3D Systems (1)(2)	5,300	125
Actuant, Class A (1)	1,340	87
AGCO (2)	3,200	162
Ampco-Pittsburgh	2,100	83
Briggs & Stratton (1)	1,000	25
Bucyrus International, Class A	1,200	88
Cascade (1)	500	33
Caterpillar	19,500	1,529
Crane	2,100	101
Cummins	3,000	384
Danaher	7,500	620
Deere	5,000	742
Donaldson (1)	2,600	109
Dover	5,700	290
Dynamic Materials (1)	1,300	62
Eaton	4,300	426
EnPro Industries (2)	1,268	52
ESCO Technologies (1)(2)	1,200	40
Flowserve	2,000	152
Force Protection (1)(2)	1,500	33
Graco (1)	2,187	86
Harsco	2,200	130
IDEX	2,500	91
Illinois Tool Works	14,500	865
Ingersoll-Rand, Class A	8,800	479
ITT	5,300	360
Joy Global	3,700	188
Kennametal	1,000	84
Lincoln Electric Holdings	1,400	109
Manitowoc	4,800	213
Middleby (1)(2)	1,400	90
Mueller Water Products, Class B	3,304	36
NACCO Industries	500	52
Nordson	1,600	80
Oshkosh Truck (1)	2,200	136
PACCAR (1)	7,375	629
Pall	3,500	136
Parker Hannifin	3,319	371
Pentair (1)	2,200	73
Robbins & Myers	1,800	103
SPX	1,604	148
Tecumseh Products, Class A (1)(2)	2,100	40
Terex (2)	3,600	321
Timken	3,000	111
Toro (1)	1,400	82
Trinity Industries (1)	2,450	92
TurboChef Technologies (1)(2)	2,100	28
Valmont Industries (1)	2,000	170
Wabtec	2,425	91
Watts Water Technologies, Class A	1,300	40
		10,577
Marine 0.1%
Alexander & Baldwin (1)	1,400	70
International Shipholding (2)	500	10
Kirby Corporation (2)	2,400	106
Overseas Shipholding Group (1)	1,400	108
		294
Road & Rail 0.7%
Avis Budget Group (2)	2,965	68
Burlington Northern Santa Fe	10,800	877
Con-Way	1,500	69
CSX	13,200	564
Dollar Thrifty Auto Group (1)(2)	1,000	35
Hertz Global Holdings (1)(2)	6,100	139
J.B. Hunt Transport Services	4,800	126
Kansas City Southern Industries (1)(2)	3,300	106
Knight Transportation (1)	3,150	54
Landstar Systems	2,600	109
Norfolk Southern	11,600	602
Ryder System	1,500	74
U.S. Xpress Enterprises (2)	2,600	51
Union Pacific	8,100	916
USA Truck (1)(2)	2,400	37
Werner Enterprises (1)	3,175	54
		3,881
Trading Companies & Distributors 0.2%
Applied Industrial Technologies	2,475	76
Fastenal (1)	3,900	177
GATX (1)	1,700	73
Huttig Building Products (2)	6,044	33
Interline Brands (2)	2,000	46
MSC Industrial Direct	1,600	81
UAP Holding	2,700	85
United Rentals (2)	2,900	93
W. W. Grainger	2,100	191
WESCO International (1)(2)	1,100	47
		902

Total Industrials & Business Services		61,996
INFORMATION TECHNOLOGY 15.1%
Communications Equipment 2.5%
3Com (1)(2)	8,300	41
ADC Telecommunications (2)	3,621	71
ADTRAN (1)	1,700	39
Anaren (1)(2)	1,600	23
Andrew (1)(2)	3,600	50
Avaya (2)	12,657	215
Avocent (2)	1,936	56
C-Cor (2)	3,800	44
Carrier Access (1)(2)	6,900	26
Channell Commercial (2)	5,600	22
Ciena (1)(2)	3,863	147
Cisco Systems (2)	184,868	6,121
CommScope (1)(2)	1,700	85
Corning	47,410	1,169
Ditech Networks (1)(2)	3,600	19
Dycom Industries (1)(2)	1,900	58
EMS Technologies (2)	2,000	49
Extreme Networks (1)(2)	4,900	19
F5 Networks (2)	3,200	119
Finisar (1)(2)	13,400	37
Foundry Networks (2)	4,400	78
Harmonic (1)(2)	5,259	56
Harris Stratex Networks, Class A (1)(2)	1,925	34
InterDigital (1)(2)	1,600	33
IXIA (2)	3,700	32
JDS Uniphase (1)(2)	6,144	92
Juniper Networks (2)	15,950	584
Mastec (2)	4,350	61
Motorola	70,640	1,309
MRV Communications (1)(2)	8,360	21
Optical Cable, Warrants, 10/24/07 (2)	168	—
Packeteer (1)(2)	3,300	25
Plantronics (1)	1,200	34
Polycom (2)	3,900	105
Powerwave Technologies (1)(2)	4,837	30
QUALCOMM	50,900	2,151
SeaChange International (1)(2)	2,900	20
Sirenza Microdevices (1)(2)	4,600	79
Sonus Networks (1)(2)	11,900	73
Sycamore Networks (1)(2)	5,900	24
Tekelec (1)(2)	1,600	19
Tellabs (2)	11,657	111
		13,381
Computers & Peripherals 3.5%
Adaptec (1)(2)	6,300	24
Apple (2)	26,400	4,053
Avid Technology (1)(2)	1,500	41
Brocade Communications Systems (2)	17,183	147
Dell (2)	78,000	2,153
Diebold (1)	1,600	73
Dot Hill (1)(2)	5,900	18
Electronics for Imaging (2)	1,900	51
EMC (2)	63,576	1,322
Emulex (1)(2)	2,200	42
Gateway (1)(2)	9,100	17
Hewlett-Packard	79,318	3,949
IBM (1)	41,790	4,923
Imation (1)	1,300	32
Intermec (1)(2)	2,400	63
Iomega (2)	5,300	28
LaserCard (1)(2)	2,000	22
Lexmark International (1)(2)	3,000	125
NCR (2)	4,800	239
Network Appliance (1)(2)	10,900	293
Palm (1)(2)	2,700	44
Presstek (1)(2)	6,400	40
QLogic (2)	5,422	73
Quantum (1)(2)	8,100	28
Rackable Systems (1)(2)	2,800	36
Rimage (1)(2)	2,200	49
Sandisk (1)(2)	6,800	375
Socket Communications (2)	14,700	15
Sun Microsystems (1)(2)	106,600	598
Western Digital (2)	6,300	160
		19,033
Electronic Equipment & Instruments 0.6%
Agilent Technologies (2)	11,787	435
Amphenol, Class A	4,600	183
Anixter International (1)(2)	900	74
Arrow Electronics (2)	3,100	132
Avnet (2)	3,548	141
AVX (1)	4,100	66
Benchmark Electronics (2)	2,075	50
Brightpoint (1)(2)	2,880	43
CDW (2)	1,900	166
Cherokee International (1)(2)	4,100	14
Cogent (1)(2)	3,100	49
Coherent (2)	1,500	48
Daktronics (1)	2,200	60
Dolby Laboratories, Class A (2)	2,900	101
Electro Scientific Industries (1)(2)	1,900	45
Ingram Micro, Class A (2)	4,100	80
Insight Enterprises (2)	2,050	53
Jabil Circuit (1)	5,000	114
Maxwell Technologies (1)(2)	2,100	24
Mercury Computer Systems (2)	3,100	32
Merix (1)(2)	3,800	21
Molex (1)	4,350	117
Multi Fineline Elecronix (1)(2)	1,600	24
Napco Security Systems (1)(2)	6,315	35
National Instruments	2,500	86
Newport (1)(2)	2,100	32
Nu Horizons Electronics (2)	2,850	27
Park Electrochemical (1)	1,600	54
PC Connection (1)(2)	2,750	34
Plexus (1)(2)	1,800	49
Sanmina-SCI (1)(2)	11,412	24
Solectron (1)(2)	14,640	57
Tech Data (2)	1,300	52
Technitrol	2,700	73
Tektronix (1)	2,100	58
Trimble Navigation (2)	3,794	149
TTM Technologies (1)(2)	2,400	28
Tyco Electronics	14,850	526
Vishay Intertechnology (2)	6,120	80
X-Rite (1)	3,300	48
Zygo (1)(2)	1,900	25
		3,509
Internet Software & Services 1.5%
Akamai Technologies (1)(2)	5,400	155
Ariba (1)(2)	11,438	123
CNET Networks (1)(2)	8,375	62
Earthlink (1)(2)	3,930	31
eBay (2)	37,700	1,471
Entrust Technologies (2)	5,500	12
Google, Class A (2)	7,030	3,988
IAC/InterActiveCorp (1)(2)	9,324	277
Interwoven (2)	5,489	78
Monster Worldwide (1)(2)	3,300	113
RealNetworks (1)(2)	10,200	69
S1 (2)	4,100	37
SonicWALL (2)	3,000	26
The Knot (1)(2)	2,500	53
Tumbleweed Communications (2)	4,800	10
United Online (1)	6,550	98
VeriSign (1)(2)	7,040	238
WebSense (1)(2)	1,800	36
Yahoo! (2)	41,332	1,109
		7,986
IT Services 1.1%
Acxiom	3,000	59
Affiliated Computer Services, Class A (2)	2,900	146
Alliance Data Systems (2)	2,100	163
Analysts International (2)	5,700	9
AnswerThink (1)(2)	5,020	16
Authorize Net Holdings (1)(2)	3,278	58
Automatic Data Processing	16,300	749
BearingPoint (1)(2)	7,300	30
Broadridge Financial Solutions	3,425	65
CACI International, Class A (1)(2)	700	36
Ceridian (2)	3,600	125
CheckFree (1)(2)	3,000	140
CIBER (2)	4,100	32
Cognizant Technology Solutions (2)	4,300	343
Computer Sciences (1)(2)	4,500	252
Convergys (2)	3,900	68
CSG Systems International (2)	1,900	40
DST Systems (1)(2)	2,100	180
Electronic Clearing House (1)(2)	2,800	30
Electronic Data Systems	14,100	308
Fidelity National Information	7,542	335
Fiserv (2)	4,375	222
Forrester Research (1)(2)	2,100	49
Global Payments	1,760	78
Hewitt Associates, Class A (2)	2,680	94
iGate (1)(2)	4,600	39
Iron Mountain (2)	4,462	136
Management Network Group (1)(2)	4,400	10
Mastercard, Class A (1)	2,700	400
Maximus	1,400	61
MoneyGram International (1)	2,500	56
MPS Group (1)(2)	3,200	36
Paychex	9,587	393
Perot Systems, Class A (1)(2)	3,400	57
RightNow Technologies (1)(2)	2,400	39
Sapient (1)(2)	5,500	37
Startek	2,400	24
Sykes Enterprises (2)	2,700	45
Total System Services (1)	6,200	172
Unisys (1)(2)	10,000	66
Western Union	22,851	479
		5,677
Office Electronics 0.1%
Xerox (2)	26,900	466
Zebra Technologies (1)(2)	2,150	79
		545
Semiconductor & Semiconductor Equipment 2.7%
Actel (2)	2,900	31
Advanced Energy Industries (2)	2,700	41
Advanced Micro Devices (1)(2)	17,300	228
Altera	9,500	229
AMIS Holdings (2)	2,500	24
Amkor Technology (1)(2)	5,800	67
Analog Devices	13,500	488
Applied Materials	42,278	875
Applied Micro Circuits (1)(2)	8,642	27
Atheros Communications (2)	2,800	84
Atmel (2)	15,900	82
ATMI (2)	1,500	45
Axcelis Technologies (2)	4,714	24
Broadcom, Class A (2)	14,150	516
Brooks Automation (2)	2,554	36
Cabot Microelectronics (1)(2)	1,664	71
Cirrus Logic (2)	5,700	36
Cognex	1,300	23
Cohu (1)	2,400	45
Conexant Systems (1)(2)	10,416	12
Cree (1)(2)	2,000	62
Cymer (2)	1,200	46
Cypress Semiconductor (1)(2)	4,400	129
Diodes (1)(2)	3,262	105
DSP Group (2)	1,700	27
Entegris (2)	6,092	53
Fairchild Semiconductor, Class A (2)	2,600	49
FEI (1)(2)	2,200	69
Integrated Device Technology (2)	4,250	66
Intel	176,590	4,567
International Rectifier (1)(2)	1,900	63
Intersil, Class A	3,596	120
KLA-Tencor (1)	5,400	301
Kopin (1)(2)	6,500	25
Kulicke & Soffa (2)	3,700	31
Lam Research (1)(2)	4,100	218
Lattice Semiconductor (1)(2)	4,800	22
Linear Technology (1)	7,600	266
LSI Corporation (1)(2)	24,078	179
LTX (1)(2)	4,700	17
Mattson Technology (2)	3,600	31
Maxim Integrated Products	9,421	277
MEMC Electronic Materials (2)	6,200	365
Micrel (1)	4,700	51
Microchip Technology (1)	5,664	206
Micron Technology (1)(2)	23,169	257
Microsemi (1)(2)	1,400	39
MIPS Technologies (1)(2)	4,800	38
MKS Instruments (2)	2,213	42
MoSys (1)(2)	3,500	25
Nanometrics (1)(2)	2,500	22
National Semiconductor (1)	8,200	222
Novellus Systems (1)(2)	3,200	87
NVIDIA (2)	16,200	587
OmniVision Technologies (1)(2)	2,600	59
ON Semiconductor (1)(2)	9,700	122
Pericom Semiconductor (2)	4,500	53
QuickLogic (2)	6,700	22
Rambus (1)(2)	3,500	67
RF Micro Devices (1)(2)	5,300	36
Rudolph Technologies (1)(2)	2,800	39
Semitool (1)(2)	2,500	24
Semtech (1)(2)	1,600	33
Silicon Laboratories (1)(2)	1,700	71
Silicon Storage Technology (2)	5,700	18
Skyworks Solutions (2)	6,679	60
Spansion, Class A (1)(2)	2,900	24
Teradyne (2)	5,500	76
Texas Instruments	43,600	1,595
Transmeta (1)(2)	964	6
TriQuint Semiconductor (2)	6,290	31
Varian Semiconductor Equipment (2)	2,250	120
Virage Logic (1)(2)	8,000	59
Xilinx (1)	9,100	238
Zoran (2)	1,614	33
		14,434
Software 3.1%
Activision (2)	7,154	154
Adobe Systems (2)	18,380	802
Advent Software (1)(2)	1,300	61
Ansoft (2)	4,300	142
ANSYS (2)	3,400	116
Aspen Technology (1)(2)	4,300	62
Autodesk (2)	6,600	330
BEA Systems (2)	10,200	141
BMC Software (2)	6,000	187
Borland Software (1)(2)	4,800	21
CA (1)	13,431	345
Cadence Design Systems (2)	7,200	160
Citrix Systems (2)	4,700	189
Compuware (2)	11,000	88
Electronic Arts (2)	9,300	521
ePlus (2)	3,100	27
eSpeed, Class A (1)(2)	5,300	45
FactSet Research Systems	1,750	120
Fair Isaac (1)	2,072	75
Informatica (1)(2)	5,200	82
Intuit (2)	9,500	288
Jack Henry & Associates	2,800	72
JDA Software Group (2)	2,700	56
Macrovision (1)(2)	2,100	52
Manhattan Associates (2)	1,500	41
McAfee (2)	8,737	305
Mentor Graphics (2)	3,500	53
Microsoft	259,150	7,635
Midway Games (1)(2)	5,439	24
Moldflow (2)	2,200	42
Napster (1)(2)	6,313	21
NAVTEQ (2)	3,900	304
NetScout Systems (2)	3,400	37
Novell (2)	10,034	77
Nuance Communications (1)(2)	6,324	122
OPNET Technologies (1)(2)	2,100	24
Oracle (2)	121,000	2,620
Parametric Technology (1)(2)	3,280	57
Progress Software (2)	1,500	45
Quality Systems (1)	1,600	59
Quest Software (2)	3,800	65
Red Hat (1)(2)	5,600	111
Renaissance Learning (1)	1,700	21
Salesforce.com (2)	2,800	144
Secure Computing (1)(2)	3,600	35
Sybase (2)	2,210	51
Symantec (2)	27,464	532
Synopsys (2)	4,470	121
THQ (2)	1,875	47
Wind River Systems (2)	2,772	33
		16,762

Total Information Technology		81,327
MATERIALS 3.6%
Chemicals 1.8%
A. Schulman	2,300	45
Air Products and Chemicals	5,900	577
Airgas	2,300	119
Arch Chemicals	1,400	66
Ashland	1,500	90
Cabot	2,000	71
Calgon Carbon (1)(2)	6,100	85
Celanese, Series A	3,900	152
CF Industries	1,000	76
Chemtura	7,645	68
Cytec Industries	1,300	89
Dow Chemical	28,299	1,219
DuPont (1)	27,409	1,358
Eastman Chemical	2,200	147
Ecolab	6,600	312
Ferro	3,200	64
FMC	2,600	135
Georgia Gulf (1)	1,400	19
H.B. Fuller	2,200	65
Hawkins Chemical (1)	4,600	66
Hercules	4,400	93
Huntsman	6,500	172
International Flavors & Fragrances (1)	2,600	137
Lubrizol	2,100	137
Lyondell Chemical (1)	7,535	349
Minerals Technologies	500	34
Monsanto	16,360	1,403
Mosaic (2)	6,700	359
Nalco Holding	4,700	139
NL Industries (1)	5,600	63
OMNOVA Solutions (2)	6,200	36
PPG Industries	4,200	317
Praxair	9,000	754
Rohm & Haas (1)	5,200	290
RPM International	3,300	79
Scotts Miracle-Gro (1)	1,400	60
Sensient Technologies	2,600	75
Sigma Aldrich	3,400	166
Spartech	1,900	32
Symyx Technologies (1)(2)	1,500	13
Terra Industries (1)(2)	2,200	69
Valspar (1)	2,400	65
W. R. Grace (1)(2)	3,100	83
		9,748
Construction Materials 0.1%
Eagle Materials (1)	1,398	50
Florida Rock Industries (1)	2,300	144
Headwaters (1)(2)	1,900	28
Martin Marietta Materials (1)	1,300	173
Vulcan Materials (1)	2,800	250
		645
Containers & Packaging 0.3%
AptarGroup	1,600	60
Ball	3,500	188
Bemis (1)	2,400	70
Chesapeake Corporation (1)	1,500	13
Crown Holdings (2)	5,500	125
Myers Industries	3,260	65
Owens-Illinois (2)	5,000	207
Packaging Corporation of America	2,000	58
Pactiv (2)	4,000	115
Rock-Tenn, Class A	2,000	58
Sealed Air	5,000	128
Smurfit-Stone Container (2)	5,690	66
Sonoco Products	1,900	57
Temple-Inland	3,300	174
		1,384
Metals & Mining 1.1%
AK Steel (1)(2)	5,800	255
Alcoa	26,420	1,034
Allegheny Technologies	3,050	335
Carpenter Technology (1)	1,100	143
Cleveland-Cliffs (1)	1,000	88
Coeur d'Alene Mines (1)(2)	13,400	51
Commercial Metals	5,400	171
Freeport-McMoRan Copper & Gold	11,262	1,181
Hecla Mining (1)(2)	7,100	63
Mines Management (1)(2)	13,500	50
Newmont Mining	13,300	595
Nucor	9,300	553
Quanex (1)	1,200	56
Reliance Steel & Aluminum	1,500	85
Royal Gold (1)	2,400	79
RTI International Metals (1)(2)	500	40
Steel Dynamics	3,800	177
Stillwater Mining (1)(2)	5,305	55
Titanium Metals (1)(2)	2,898	97
United States Steel	3,700	392
Worthington Industries (1)	3,400	80
		5,580
Paper & Forest Products 0.3%
Bowater	1,400	21
Buckeye Technologies (2)	6,800	103
Domtar (2)	15,000	123
Glatfelter (1)	2,100	31
International Paper	20,384	731
Louisiana Pacific (1)	2,900	49
MeadWestvaco	5,452	161
Neenah Paper (1)	1,054	35
Schweitzer-Mauduit International	1,700	40
Wausau Paper (1)	2,900	32
Weyerhaeuser	6,500	470
		1,796

Total Materials		19,153
TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 2.5%
AT&T	188,261	7,965
Atlantic Tele Network	1,900	69
CenturyTel	3,175	147
Cincinnati Bell (2)	9,348	46
Citizens Communications (1)	11,292	162
D&E Communications	5,649	80
Embarq	3,518	196
General Communication, Class A (2)	4,600	56
Level 3 Communications (1)(2)	43,500	202
PAETEC Holding (1)(2)	3,600	45
Qwest Communications International (1)(2)	50,525	463
Time Warner Telecom, Class A (1)(2)	4,700	103
Verizon Communications	89,111	3,946
Windstream (1)	12,460	176
		13,656
Wireless Telecommunication Services 1.0%
Alltel	10,740	748
American Tower Systems, Class A (2)	19,820	863
Centennial Communications (2)	4,100	41
Crown Castle International (1)(2)	13,737	558
Kratos Defense & Security Solutions (1)(2)	4,300	12
Leap Wireless International (1)(2)	4,400	358
MetroPCS Communications (1)(2)	9,900	270
NII Holdings, Class B (2)	5,300	435
SBA Communications (1)(2)	3,200	113
Sprint Nextel	83,462	1,586
Telephone and Data Systems	2,300	154
U. S. Cellular (1)(2)	1,800	177
		5,315

Total Telecommunication Services		18,971
UTILITIES 3.5%
Electric Utilities 1.7%
Allegheny Energy (2)	4,700	246
ALLETE	1,733	78
American Electric Power	11,240	518
Central Vermont Public Service	4,000	146
Cleco (1)	2,000	50
DPL (1)	3,200	84
Duke Energy	36,652	685
Edison International	9,400	521
El Paso Electric (2)	2,200	51
Empire District Electric	4,900	111
Entergy	5,800	628
Exelon	20,724	1,562
FirstEnergy	8,660	548
FPL Group	12,200	743
Great Plains Energy (1)	2,600	75
Hawaiian Electric Industries (1)	4,100	89
IdaCorp (1)	1,900	62
MGE Energy (1)	3,400	114
Northeast Utilities	4,800	137
Otter Tail (1)	1,800	64
Pepco Holdings	6,900	187
Pinnacle West Capital	2,900	115
PPL	11,200	519
Progress Energy (1)	6,930	325
Reliant Energy (2)	9,737	249
Sierra Pacific Resources	6,500	102
Southern Company (1)	23,000	834
UIL Holdings (1)	1,666	52
UniSource Energy (1)	1,500	45
Westar Energy (1)	2,600	64
		9,004
Gas Utilities 0.3%
AGL Resources	1,800	71
Atmos Energy	6,200	176
Equitable Resources	2,800	145
Laclede Group (1)	4,400	142
National Fuel Gas Company (1)	2,800	131
NICOR (1)	1,500	64
ONEOK (1)	5,200	246
Piedmont Natural Gas Company (1)	2,900	73
Questar	5,400	284
Southern Union (1)	4,210	131
UGI	3,000	78
Washington Gas Light (1)	1,200	41
		1,582
Independent Power Producers & Energy Traders 0.5%
AES (2)	18,655	374
Constellation Energy Group	5,400	463
Dynegy, Class A (1)(2)	15,915	147
Mirant (2)	7,700	313
NRG Energy (1)(2)	7,000	296
TXU	15,100	1,034
		2,627
Multi-Utilities 1.0%
Alliant Energy	2,600	100
Ameren	6,100	320
Aquila (2)	9,000	36
Avista	2,000	41
Black Hills (1)	1,900	78
CenterPoint Energy (1)	8,500	136
CH Energy Group (1)	2,300	110
CMS Energy (1)	6,100	103
Consolidated Edison (1)	8,500	394
Dominion Resources	10,420	878
DTE Energy	4,549	220
Energy East (1)	4,300	116
Integrys Energy Group (1)	2,572	132
MDU Resources Group	5,800	162
NiSource	6,808	130
NStar (1)	2,400	84
OGE Energy	5,100	169
PG&E	10,500	502
PNM Resources	1,850	43
Public Service Enterprise	7,400	651
Puget Energy (1)	3,400	83
SCANA (1)	4,168	161
Sempra Energy	7,651	445
TECO Energy	6,500	107
Vectren (1)	2,800	76
Wisconsin Energy	2,600	117
XCEL Energy (1)	10,030	216
		5,610
Water Utilities 0.0%
Aqua America (1)	4,057	92
California Water Service Group (1)	1,100	42
		134
Total Utilities		18,957
Total Common Stocks (Cost $366,709)		515,638
SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 3.8%
T. Rowe Price Reserve Investment Fund, 5.46% (3)(4)	20,532,070	20,532
		20,532
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 3.85% 12/20/07 (5)	1,200,000	1,190
		1,190
Total Short-Term Investments (Cost $21,722)		21,722
SECURITIES LENDING COLLATERAL 15.8%
Money Market Trust 15.8%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust Units, 5.321% (3)	84,794,838	84,795
Total Securities Lending Collateral (Cost $84,795)		84,795
Total Investments in Securities
115.6% of Net Assets (Cost $473,226)		$622,155

†	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at September 30, 2007 -- total value of such securities at period-end amounts to $86,620. See Note 2.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4.
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2007.
ADR	American Depository Receipts
REIT	Real Estate Investment Trust

Open Futures Contracts at September 30, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 231 S&P Mini 500 contracts,
$975 par of 3.85% U.S. Treasury Bills
pledged as initial margin	12/07	$17,765	$820
Long, 24 Russell Mini 2000 contracts,
$109 par of 3.85% U.S. Treasury Bills
pledged as initial margin	12/07	1,952	66
Long, 27 S&P Mid-Cap 400 Emini contracts,
$116 par of 3.85% U.S. Treasury Bills
pledged as initial margin	12/07	2,412	64
Net payments (receipts) of variation
margin to date			(1,048)
Variation margin receivable (payable)
on open futures contracts			$(98)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Total Equity Market Index Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Dow Jones Wilshire 5000 Composite Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2007, the value of loaned securities was $86,620,000; aggregate collateral consisted of $84,795,000 in the money market pooled trust and U.S. government securities valued at $4,579,000.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $473,226,000. Net unrealized gain aggregated $149,879,000 at period-end, of which $169,866,000 related to appreciated investments and $19,987,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $854,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $20,532,000 and $20,099,000, respectively.

T. ROWE PRICE EQUITY INDEX 500 FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 97.6%
CONSUMER DISCRETIONARY 9.0%
Auto Components 0.2%
Goodyear Tire & Rubber (1)(2)	146,250	4,447
Johnson Controls	140,629	16,610
Wabco Holdings	41,240	1,928
		22,985
Automobiles 0.4%
Ford Motor (1)(2)	1,511,628	12,834
General Motors (1)	407,566	14,957
Harley-Davidson	180,590	8,345
		36,136
Distributors 0.1%
Genuine Parts	123,912	6,196
		6,196
Diversified Consumer Services 0.1%
Apollo Group, Class A (2)	100,139	6,023
H&R Block (1)	227,238	4,813
		10,836
Hotels, Restaurants & Leisure 1.5%
Carnival (1)	312,498	15,134
Darden Restaurants	99,652	4,171
Harrah's Entertainment	133,030	11,564
Hilton (1)	278,936	12,968
International Game Technology	241,064	10,390
Marriott, Class A	237,810	10,338
McDonald's	855,464	46,597
Starbucks (2)	534,786	14,011
Starwood Hotels & Resorts Worldwide	153,445	9,322
Wendy's (1)	63,535	2,218
Wyndham Worldwide (1)	128,017	4,194
Yum! Brands (1)	372,020	12,586
		153,493
Household Durables 0.5%
Black & Decker (1)	45,934	3,827
Centex (1)	82,392	2,189
D. R. Horton (1)	192,800	2,470
Fortune Brands	109,089	8,890
Harman International	46,200	3,997
KB Home (1)	53,024	1,329
Leggett & Platt (1)	122,496	2,347
Lennar, Class A (1)	96,900	2,195
Newell Rubbermaid	199,625	5,753
Pulte (1)	154,172	2,098
Snap-On	38,900	1,927
Stanley Works (1)	57,817	3,245
Whirlpool (1)	55,108	4,910
		45,177
Internet & Catalog Retail 0.2%
Amazon.com (1)(2)	222,800	20,754
Expedia (2)	130,100	4,147
		24,901
Leisure Equipment & Products 0.2%
Brunswick (1)	59,830	1,367
Eastman Kodak (1)	205,162	5,490
Hasbro (1)	118,821	3,313
Mattel	281,319	6,600
		16,770
Media 3.0%
CBS, Class B (1)	487,767	15,365
Citadel Broadcasting (1)	105,492	439
Clear Channel Communications	351,945	13,177
Comcast, Class A (1)(2)	2,221,576	53,718
DIRECTV (2)	546,700	13,274
Disney	1,390,768	47,828
Dow Jones	46,013	2,747
Gannett	165,498	7,232
Interpublic Group (1)(2)	326,600	3,390
McGraw-Hill	244,924	12,469
Meredith	25,676	1,471
New York Times, Class A (1)	96,591	1,909
News Corp., Class A	1,663,489	36,580
Omnicom	236,266	11,362
Scripps, Class A (1)	60,900	2,558
Time Warner	2,687,445	49,341
Tribune (1)	57,935	1,583
Viacom, Class B (2)	491,767	19,164
		293,607
Multiline Retail 0.9%
Big Lots (1)(2)	78,034	2,329
Dillards, Class A (1)	39,855	870
Family Dollar Stores (1)	104,109	2,765
J.C. Penney (1)	159,422	10,103
Kohl's (2)	227,322	13,032
Macys	317,484	10,261
Nordstrom (1)	149,402	7,005
Sears Holding (1)(2)	57,919	7,367
Target	606,317	38,544
		92,276
Specialty Retail 1.5%
Abercrombie & Fitch	61,400	4,955
Autonation (1)(2)	104,951	1,860
AutoZone (1)(2)	34,745	4,035
Bed Bath & Beyond (2)	193,822	6,613
Best Buy (1)	285,813	13,153
Circuit City (1)	101,197	800
GAP	370,101	6,825
Home Depot (1)	1,312,295	42,571
Lowes	1,066,718	29,889
Office Depot (1)(2)	191,839	3,956
OfficeMax	54,058	1,853
RadioShack (1)	94,043	1,943
Sherwin-Williams	79,299	5,211
Staples	499,071	10,725
The Limited	237,701	5,441
Tiffany	96,307	5,042
TJX (1)	318,864	9,269
		154,141
Textiles, Apparel & Luxury Goods 0.4%
Coach (2)	263,790	12,469
Jones Apparel Group (1)	74,759	1,580
Liz Claiborne (1)	75,043	2,576
Nike, Class B	274,170	16,083
Polo Ralph Lauren	42,600	3,312
V.F. (1)	64,327	5,195
		41,215

Total Consumer Discretionary		897,733

CONSUMER STAPLES 9.3%
Beverages 2.2%
Anheuser-Busch	540,826	27,036
Brown-Forman, Class B (1)	62,331	4,669
Coca-Cola	1,433,932	82,408
Coca-Cola Enterprises	208,274	5,044
Constellation Brands, Class A (1)(2)	137,200	3,322
Molson Coors Brewing, Class B (1)	48,856	4,869
Pepsi Bottling Group	99,344	3,693
PepsiCo	1,164,765	85,331
		216,372
Food & Staples Retailing 2.2%
Costco Wholesale	321,507	19,731
CVS Caremark	1,061,151	42,053
Kroger	509,053	14,518
Safeway	313,781	10,389
Supervalu	150,882	5,886
Sysco (1)	439,104	15,628
Wal-Mart	1,721,757	75,155
Walgreen	707,460	33,420
Whole Foods Market (1)	99,600	4,877
		221,657
Food Products 1.4%
Archer-Daniels-Midland	465,716	15,406
Campbell Soup	158,249	5,855
ConAgra	357,961	9,353
Dean Foods (1)	91,400	2,338
General Mills	241,029	13,982
H.J. Heinz	229,259	10,592
Hershey Foods (1)	120,406	5,588
Kellogg	190,436	10,664
Kraft Foods, Class A	1,141,053	39,378
McCormick	92,305	3,320
Sara Lee	522,508	8,721
Tyson Foods, Class A (1)	189,500	3,383
Wrigley	154,803	9,943
		138,523
Household Products 2.1%
Clorox (1)	106,197	6,477
Colgate-Palmolive	366,591	26,145
Kimberly-Clark (1)	307,640	21,615
Procter & Gamble	2,247,660	158,101
		212,338
Personal Products 0.2%
Avon	313,661	11,771
Estee Lauder, Class A (1)	82,400	3,499
		15,270
Tobacco 1.2%
Altria Group	1,519,206	105,630
Reynolds American (1)	123,598	7,860
UST (1)	115,915	5,749
		119,239

Total Consumer Staples		923,399
ENERGY 11.4%
Energy Equipment & Services 2.4%
Baker Hughes	230,696	20,848
BJ Services	210,822	5,597
ENSCO International (1)	107,500	6,031
Halliburton	647,808	24,876
Nabors Industries (1)(2)	202,292	6,224
National Oilwell Varco (2)	128,027	18,500
Noble Drilling (1)	190,060	9,322
Rowan (1)	80,695	2,952
Schlumberger	860,218	90,323
Smith International (1)	144,100	10,289
Transocean (2)	208,775	23,602
Weatherford International (2)	243,400	16,352
		234,916
Oil, Gas & Consumable Fuels 9.0%
Anadarko Petroleum	333,840	17,944
Apache	241,437	21,744
Chesapeake Energy (1)	295,000	10,402
Chevron	1,535,721	143,713
ConocoPhillips	1,171,913	102,859
CONSOL Energy	129,000	6,011
Devon Energy	322,312	26,816
El Paso Corporation	511,372	8,678
EOG Resources	177,854	12,864
ExxonMobil	3,997,382	369,998
Hess	200,152	13,316
Hugoton Royalty Trust (1)	36	1
Marathon Oil	489,382	27,905
Murphy Oil (1)	133,800	9,351
Occidental Petroleum	597,394	38,281
Peabody Energy	188,900	9,043
Spectra Energy	458,037	11,213
Sunoco	85,674	6,064
Tesoro Petroleum	95,600	4,399
Valero Energy	399,234	26,820
Williams Companies	432,570	14,733
XTO Energy	277,019	17,131
		899,286

Total Energy		1,134,202
FINANCIALS 19.3%
Capital Markets 3.3%
American Capital Strategies (1)	135,300	5,781
Ameriprise Financial	166,939	10,536
Bank of New York Mellon	819,472	36,172
Bear Stearns (1)	83,953	10,310
Charles Schwab (1)	684,099	14,777
E*TRADE Financial (1)(2)	302,851	3,955
Federated Investors, Class B	63,751	2,531
Franklin Resources	117,137	14,935
Goldman Sachs	291,724	63,228
Janus Capital Group (1)	123,215	3,485
Legg Mason	95,100	8,016
Lehman Brothers	381,046	23,522
Merrill Lynch	620,726	44,245
Morgan Stanley	757,624	47,730
Northern Trust (1)	137,832	9,134
State Street	281,623	19,195
T. Rowe Price Group (1)(3)	191,452	10,662
		328,214
Commercial Banks 3.4%
Banco de Bilbao Vizcaya, ADR (1)	79,940	1,861
BB&T (1)	397,458	16,053
Comerica (1)	108,485	5,563
Commerce Bancorp (1)	134,800	5,228
Fifth Third Bancorp (1)	391,496	13,264
First Horizon National (1)	90,595	2,415
Huntington Bancshares	248,158	4,214
KeyCorp	279,684	9,042
M & T Bank	53,972	5,583
Marshall & Ilsley	191,609	8,387
National City (1)	454,287	11,398
PNC Financial Services Group	245,722	16,734
Regions Financial (1)	504,165	14,863
SunTrust (1)	253,311	19,168
Synovus Financial	235,617	6,609
U.S. Bancorp	1,239,122	40,309
Wachovia	1,370,065	68,709
Wells Fargo	2,406,536	85,721
Zions Bancorp (1)	77,028	5,289
		340,410
Consumer Finance 0.9%
American Express	848,799	50,393
Capital One Financial	299,324	19,884
Discover Financial (2)	356,162	7,408
SLM Corporation	296,024	14,704
		92,389
Diversified Financial Services 4.9%
Bank of America	3,195,938	160,660
CIT Group	138,248	5,558
Citigroup	3,581,592	167,153
CME Group	38,536	22,634
IntercontinentalExchange (2)	46,800	7,109
JPMorgan Chase	2,437,263	111,675
Leucadia National (1)	116,800	5,632
Moody's (1)	164,688	8,300
		488,721
Insurance 4.4%
ACE Limited	231,402	14,016
AFLAC (1)	351,284	20,037
Allstate	426,767	24,407
Ambac Financial Group (1)	70,975	4,465
American International Group	1,846,117	124,890
Aon (1)	208,695	9,352
Assurant (1)	73,900	3,954
Chubb	285,688	15,324
Cincinnati Financial	123,823	5,363
Genworth Financial, Class A	318,300	9,781
Hartford Financial Services	225,775	20,896
Lincoln National	193,081	12,738
Loews	319,382	15,442
Marsh & McLennan (1)	392,793	10,016
MBIA (1)	91,586	5,591
MetLife	533,724	37,217
Principal Financial Group	191,192	12,062
Progressive Corporation	519,660	10,087
Prudential Financial	333,495	32,542
Safeco (1)	78,229	4,789
The Travelers Companies (1)	474,396	23,881
Torchmark (1)	68,664	4,279
Unum Group (1)	259,829	6,358
XL Capital	132,176	10,468
		437,955
Real Estate Investment Trusts (REITs) 1.2%
Apartment Investment & Management, REIT	69,819	3,151
Archstone-Smith Trust, REIT	162,635	9,781
Avalonbay Communities, REIT	58,100	6,859
Boston Properties, REIT	86,600	8,998
Developers Diversified Realty, REIT	86,900	4,855
Equity Residential, REIT (1)	209,375	8,869
General Growth Properties, REIT	170,400	9,137
Host Hotels and Resorts, REIT	363,000	8,146
Kimco Realty, REIT	180,700	8,170
Plum Creek Timber, REIT (1)	128,268	5,741
ProLogis, REIT	185,221	12,289
Public Storage, REIT (1)	90,200	7,094
Simon Property Group, REIT	160,829	16,083
Vornado Realty Trust, REIT (1)	95,600	10,454
		119,627
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Class A (1)(2)	138,200	3,847
		3,847
Thrifts & Mortgage Finance 1.1%
Countrywide Financial (1)	426,467	8,107
Fannie Mae	700,008	42,568
Freddie Mac	469,519	27,706
Hudson City Bancorp (1)	378,600	5,823
MGIC Investment (1)	56,745	1,833
Sovereign Bancorp	255,569	4,355
Washington Mutual (1)	636,365	22,470
		112,862

Total Financials		1,924,025
HEALTH CARE 11.4%
Biotechnology 1.2%
Amgen (2)	785,932	44,460
Biogen Idec (1)(2)	198,359	13,157
Celgene (1)(2)	278,152	19,835
Genzyme (2)	191,135	11,843
Gilead Sciences (2)	671,034	27,425
		116,720
Health Care Equipment & Supplies 1.7%
Bausch & Lomb	39,097	2,502
Baxter International	464,849	26,162
Becton, Dickinson	176,212	14,458
Boston Scientific (2)	955,929	13,335
C.R. Bard (1)	73,454	6,478
Covidien (2)	355,636	14,759
Hospira (1)(2)	115,262	4,777
Medtronic	817,527	46,117
St. Jude Medical (2)	243,521	10,732
Stryker	170,051	11,693
Varian Medical Systems (2)	88,700	3,716
Zimmer Holdings (2)	169,481	13,726
		168,455
Health Care Providers & Services 2.1%
Aetna (1)	370,622	20,114
AmerisourceBergen	130,662	5,923
Cardinal Health	271,002	16,946
CIGNA	206,828	11,022
Coventry Health Care (2)	110,600	6,880
Express Scripts (2)	184,080	10,275
Humana (2)	120,154	8,396
Laboratory Corporation of America (1)(2)	86,000	6,728
Manor Care (1)	53,699	3,458
McKesson	214,559	12,614
Medco (2)	197,396	17,843
Patterson Companies (1)(2)	101,800	3,930
PharMerica (1)(2)	10,994	164
Quest Diagnostics (1)	112,796	6,516
Tenet Healthcare (1)(2)	345,133	1,160
UnitedHealth Group	953,946	46,200
WellPoint (2)	438,374	34,596
		212,765
Health Care Technology 0.1%
IMS Health (1)	139,318	4,269
		4,269
Life Sciences Tools & Services 0.3%
Applera	135,398	4,690
Millipore (1)(2)	39,240	2,974
PerkinElmer (1)	86,400	2,524
Thermo Fisher Scientific (1)(2)	300,307	17,334
Waters Corporation (2)	71,735	4,801
		32,323
Pharmaceuticals 6.0%
Abbott Laboratories (1)	1,113,817	59,723
Allergan	221,832	14,301
Barr Pharmaceuticals (1)(2)	77,900	4,433
Bristol Myers Squibb	1,423,910	41,037
Eli Lilly	710,480	40,448
Forest Laboratories (2)	226,414	8,443
Johnson & Johnson	2,087,490	137,148
King Pharmaceuticals (1)(2)	166,875	1,956
Merck	1,567,364	81,017
Mylan	183,705	2,932
Pfizer	4,990,714	121,923
Schering-Plough	1,166,466	36,895
Watson Pharmaceuticals (1)(2)	74,219	2,405
Wyeth	971,247	43,269
		595,930

Total Health Care		1,130,462

INDUSTRIALS & BUSINESS SERVICES 11.2%
Aerospace & Defense 2.8%
Boeing	565,080	59,328
General Dynamics	293,272	24,773
Goodrich (1)	89,335	6,095
Honeywell International	539,566	32,088
L-3 Communication	89,369	9,128
Lockheed Martin	252,544	27,398
Northrop Grumman	247,459	19,302
Precision Castparts	95,700	14,162
Raytheon	315,158	20,113
Rockwell Collins	121,181	8,851
United Technologies	714,396	57,495
		278,733
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide (1)	119,000	6,460
Fedex	221,210	23,172
UPS, Class B	755,269	56,721
		86,353
Airlines 0.1%
Southwest Airlines	557,445	8,250
		8,250
Building Products 0.1%
American Standard	128,821	4,588
Masco	262,654	6,086
		10,674
Commercial Services & Supplies 0.4%
Allied Waste Industries (2)	197,393	2,517
Avery Dennison (1)	77,277	4,406
Cintas (1)	93,311	3,462
Equifax	103,145	3,932
Pitney Bowes (1)	152,838	6,942
R.R. Donnelley (1)	157,042	5,741
Robert Half International	119,762	3,576
Waste Management	376,910	14,225
		44,801
Construction & Engineering 0.1%
Fluor (1)	62,745	9,034
		9,034
Electrical Equipment 0.5%
Cooper Industries, Class A	131,442	6,715
Emerson Electric	571,660	30,424
Rockwell Automation (1)	112,546	7,823
		44,962
Industrial Conglomerates 3.8%
3M	515,101	48,203
GE	7,379,668	305,518
Textron	180,090	11,204
Tyco International	354,736	15,729
		380,654
Machinery 1.8%
Caterpillar	460,584	36,124
Cummins Engine	74,598	9,540
Danaher (1)	180,419	14,922
Deere	161,598	23,984
Dover	148,109	7,546
Eaton (1)	104,302	10,330
Illinois Tool Works (1)	301,978	18,010
Ingersoll-Rand, Class A	213,548	11,632
ITT (1)	129,966	8,829
PACCAR (1)	175,306	14,945
Pall	87,642	3,409
Parker Hannifin (1)	83,472	9,335
Terex (2)	71,600	6,374
		174,980
Road & Rail 0.7%
Burlington Northern Santa Fe	215,235	17,471
CSX	316,204	13,511
Norfolk Southern	283,369	14,710
Ryder System (1)	41,893	2,053
Union Pacific	194,388	21,977
		69,722
Trading Companies & Distributors 0.0%
W. W. Grainger	51,332	4,681
		4,681

Total Industrials & Business Services		1,112,844
INFORMATION TECHNOLOGY 15.8%
Communications Equipment 2.8%
Avaya (2)	324,389	5,502
Ciena (2)	60,215	2,293
Cisco Systems (2)	4,386,509	145,237
Corning	1,132,669	27,920
JDS Uniphase (1)(2)	157,570	2,357
Juniper Networks (1)(2)	361,000	13,216
Motorola	1,672,736	30,996
Qualcomm	1,210,285	51,147
Tellabs (2)	329,979	3,142
		281,810
Computers & Peripherals 4.2%
Apple (2)	626,032	96,121
Dell (2)	1,634,624	45,116
EMC (1)(2)	1,508,063	31,368
Hewlett-Packard	1,855,043	92,363
IBM	978,358	115,250
Lexmark International (1)(2)	68,209	2,833
NCR (2)	128,598	6,404
Network Appliance (1)(2)	263,223	7,083
QLogic (2)	104,978	1,412
Sandisk (1)(2)	162,200	8,937
Sun Microsystems (2)	2,533,308	14,212
		421,099
Electronic Equipment & Instruments 0.3%
Agilent Technologies (2)	280,336	10,339
Jabil Circuit (1)	151,974	3,471
Molex (1)	107,576	2,897
Solectron (1)(2)	468,468	1,827
Tektronix	55,896	1,550
Tyco Electronics	360,136	12,760
		32,844
Internet Software & Services 1.7%
Akamai Technologies (1)(2)	118,100	3,393
eBay (2)	806,043	31,452
Google, Class A (2)	165,500	93,883
IAC/InterActiveCorp (1)(2)	151,900	4,507
Monster Worldwide (1)(2)	90,853	3,094
VeriSign (1)(2)	170,500	5,753
Yahoo! (2)	965,396	25,911
		167,993
IT Services 0.8%
Affiliated Computer Services, Class A (2)	71,553	3,595
Automatic Data Processing	387,081	17,779
Broadridge Financial Solutions (1)	87,870	1,665
Cognizant Technology Solutions (2)	102,100	8,144
Computer Sciences (2)	124,011	6,932
Convergys (2)	98,506	1,710
Electronic Data Systems	362,495	7,917
Fidelity National Information	117,800	5,227
Fiserv (1)(2)	120,315	6,119
Paychex	241,005	9,881
Unisys (1)(2)	233,767	1,548
Western Union	550,403	11,542
		82,059
Office Electronics 0.1%
Xerox (2)	661,456	11,470
		11,470
Semiconductor & Semiconductor Equipment 2.7%
Advanced Micro Devices (1)(2)	404,006	5,333
Altera (1)	260,616	6,276
Analog Devices (1)	238,374	8,620
Applied Materials (1)	992,371	20,542
Broadcom, Class A (1)(2)	334,727	12,197
Intel	4,208,516	108,832
KLA-Tencor (1)	140,628	7,844
Linear Technology (1)	157,614	5,515
LSI Corp. (1)(2)	506,787	3,760
MEMC Electronic Materials (2)	156,000	9,182
Microchip Technology	155,000	5,630
Micron Technology (1)(2)	551,336	6,120
National Semiconductor (1)	175,614	4,763
Novellus Systems (1)(2)	90,825	2,476
NVIDIA (1)(2)	396,062	14,353
Teradyne (1)(2)	145,373	2,006
Texas Instruments (1)	1,030,084	37,691
Xilinx (1)	221,283	5,784
		266,924
Software 3.2%
Adobe Systems (1)(2)	420,242	18,348
Autodesk (1)(2)	166,896	8,340
BMC Software (2)	145,734	4,551
CA (1)	286,076	7,358
Citrix Systems (1)(2)	127,006	5,121
Compuware (2)	229,413	1,840
Electronic Arts (2)	221,220	12,386
Intuit (2)	247,284	7,493
Microsoft	5,804,953	171,014
Novell (2)	246,709	1,885
Oracle (2)	2,832,167	61,316
Symantec (2)	638,167	12,367
		312,019

Total Information Technology		1,576,218
MATERIALS 3.1%
Chemicals 1.7%
Air Products and Chemicals	155,083	15,161
Ashland	38,753	2,333
Chemtura	1,378	12
Dow Chemical	682,299	29,380
DuPont	662,423	32,830
Eastman Chemical (1)	59,104	3,944
Ecolab (1)	131,589	6,211
Hercules	82,469	1,733
International Flavors & Fragrances (1)	63,654	3,365
Monsanto	393,352	33,726
PPG Industries (1)	117,723	8,894
Praxair	229,039	19,184
Rohm & Haas	103,268	5,749
Sigma Aldrich	91,336	4,452
		166,974
Construction Materials 0.1%
Vulcan Materials (1)	67,483	6,016
		6,016
Containers & Packaging 0.1%
Ball	76,002	4,085
Bemis (1)	75,952	2,211
Pactiv (1)(2)	88,973	2,550
Sealed Air (1)	113,740	2,908
Temple-Inland	73,478	3,867
		15,621
Metals & Mining 1.0%
Alcoa	638,383	24,973
Allegheny Technologies	73,749	8,109
Freeport-McMoRan Copper & Gold (1)	275,543	28,902
Newmont Mining	323,219	14,458
Nucor	210,212	12,501
USX-U.S. Steel Group	84,694	8,972
		97,915
Paper & Forest Products 0.2%
International Paper (1)	314,223	11,271
MeadWestvaco	140,669	4,154
Weyerhaeuser (1)	154,692	11,184
		26,609
Total Materials		313,135
TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 3.1%
AT&T	4,394,300	185,923
Centurytel	79,975	3,696
Citizens Communications (1)	252,913	3,622
Embarq	109,511	6,089
Qwest Communications International (1)(2)	1,157,219	10,600
Verizon Communications	2,091,893	92,629
Windstream (1)	331,509	4,681
		307,240
Wireless Telecommunication Services 0.6%
Alltel (1)	246,885	17,203
Sprint Nextel (1)	2,060,424	39,148
		56,351
Total Telecommunication Services		363,591
UTILITIES 3.4%
Electric Utilities 1.8%
Allegheny Energy (1)(2)	119,095	6,224
American Electric Power	288,344	13,287
Duke Energy	906,874	16,949
Edison International (1)	233,144	12,928
Entergy	142,121	15,390
Exelon	486,210	36,641
FirstEnergy	220,668	13,977
FPL Group	293,282	17,855
Pinnacle West Capital (1)	68,126	2,692
PPL (1)	273,558	12,666
Progress Energy	189,651	8,885
Southern Company	555,786	20,164
		177,658
Gas Utilities 0.1%
NICOR (1)	35,364	1,517
Questar (1)	119,900	6,299
		7,816
Independent Power Producers & Energy Traders 0.5%
AES (2)	482,893	9,677
Constellation Energy Group (1)	129,360	11,098
Dynegy, Class A (2)	359,836	3,325
TXU	337,128	23,083
		47,183
Multi-Utilities 1.0%
Ameren	156,964	8,241
CenterPoint Energy (1)	238,529	3,824
CMS Energy (1)	158,220	2,661
Consolidated Edison (1)	195,551	9,054
Dominion Resources	204,529	17,242
DTE Energy	127,188	6,161
Integrys Energy Group (1)	52,625	2,696
NiSource	193,178	3,697
PG&E (1)	254,514	12,166
Public Service Enterprise	182,747	16,080
Sempra Energy	188,754	10,970
Teco Energy	149,276	2,452
XCEL Energy (1)	299,254	6,446
		101,690
Total Utilities		334,347
Total Common Stocks (Cost $7,220,332)		9,709,956
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.3%
T. Rowe Price Reserve Investment Fund, 5.46% (3)(4)	230,438,949	230,439
		230,439
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.85%, 12/20/07 (1)(5)	12,000,000	11,897
		11,897
Total Short-Term Investments (Cost $242,336)		242,336
SECURITIES LENDING COLLATERAL 5.3%
Money Market Trust 5.3%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.321% (4)	523,459,681	523,460
Total Securities Lending Collateral (Cost $523,460)		523,460
Total Investments in Securities
105.3% of Net Assets (Cost $7,986,128)		$10,475,752

†	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at September 30, 2007 -- total value of such securities at period-end amounts to $547,005. See Note 2.
(2)	Non-income producing
(3)	Affiliated Companies
(4)	Seven-day yield
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2007.
ADR	American Depository Receipts
REIT	Real Estate Investment Trust

Open Futures Contracts at September 30, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 2998 S&P Mini 500 contracts
$11,000 par of 3.85% U.S. Treasury Bills
pledged as initial margin	12/07	$230,561	$10,271
Net payments (receipts) of variation
margin to date			(11,245)
Variation margin receivable (payable)
on open futures contracts			$(974)

(3) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/07	12/31/06
T. Rowe Price Group	$ 1,646	$ 11	$ 90	$ 10,662	$ 7,001
T. Rowe Price Reserve
Investment Fund	¤	¤	7,309	230,439	119,548
Totals			$ 7,399	$ 241,101	$ 126,549

‡	Includes dividend income of $7,399 and no interest income.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Index 500 Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the Standard & Poor’s 500 Stock Index®.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2007, the value of loaned securities was $547,005,000; aggregate collateral consisted of $523,460,000 in the money market pooled trust and U.S. government securities valued at $38,012,000.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $7,986,128,000. Net unrealized gain aggregated $2,499,895,000 at period-end, of which $2,766,928,000 related to appreciated investments and $267,033,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

For the period ended September 30, 2007, total realized gain on all affiliated companies was $25,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007